American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
July 31, 2019

Emerging Markets Debt Fund - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 87.8%
Argentina — 2.0%
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27	3,632,813	3,523,865
YPF SA, 8.75%, 4/4/24	2,700,000	2,770,875
YPF SA, 8.50%, 6/27/29(1)	1,500,000	1,451,250
		7,745,990
Brazil — 7.1%
Banco BTG Pactual SA, 5.50%, 1/31/23(2)	1,850,000	1,956,190
Banco BTG Pactual SA, VRN, 7.75%, 2/15/29(1)	3,500,000	3,682,000
Banco do Brasil SA, 4.625%, 1/15/25(2)	1,900,000	1,985,025
GTL Trade Finance, Inc., 7.25%, 4/16/44	1,200,000	1,458,000
Minerva Luxembourg SA, 6.50%, 9/20/26	1,300,000	1,329,250
Minerva Luxembourg SA, 5.875%, 1/19/28(1)	2,500,000	2,468,750
Petrobras Global Finance BV, 8.75%, 5/23/26	1,150,000	1,446,700
Petrobras Global Finance BV, 5.75%, 2/1/29	2,640,000	2,845,920
Petrobras Global Finance BV, 6.875%, 1/20/40(2)	3,900,000	4,429,425
Rumo Luxembourg Sarl, 7.375%, 2/9/24	500,000	542,450
Rumo Luxembourg Sarl, 5.875%, 1/18/25(1)	2,700,000	2,870,465
Usiminas International Sarl, 5.875%, 7/18/26(1)	2,500,000	2,542,375
		27,556,550
Chile — 2.2%
Enel Chile SA, 4.875%, 6/12/28	2,500,000	2,743,750
Geopark Ltd., 6.50%, 9/21/24(2)	3,650,000	3,809,687
VTR Finance BV, 6.875%, 1/15/24	1,955,000	2,025,869
		8,579,306
China — 9.6%
Avi Funding Co. Ltd., MTN, 3.80%, 9/16/25	2,000,000	2,090,542
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	3,950,000	4,070,021
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	4,650,000	4,852,577
CITIC Ltd., MTN, 6.80%, 1/17/23	2,250,000	2,526,469
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	6,450,000	6,508,437
Country Garden Holdings Co. Ltd., 8.00%, 1/27/24	1,500,000	1,637,812
CRCC Yuxiang Ltd., 3.50%, 5/16/23	1,400,000	1,429,832
JD.com, Inc., 3.875%, 4/29/26	3,500,000	3,493,059
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	199,871
Sinopec Group Overseas Development 2017 Ltd., 2.25%, 9/13/20(1)	700,000	698,323
Tencent Holdings Ltd., 3.60%, 1/19/28(1)	1,650,000	1,702,308
Tencent Holdings Ltd., 3.98%, 4/11/29(1)	2,000,000	2,109,469
Vanke Real Estate Hong Kong Co. Ltd., MTN, 5.35%, 3/11/24	750,000	809,515
Weibo Corp., 3.50%, 7/5/24	5,000,000	5,024,576
		37,152,811
Colombia — 6.3%
Ecopetrol SA, 5.875%, 5/28/45	5,600,000	6,310,643
Empresas Publicas de Medellin ESP, 4.25%, 7/18/29(1)	2,200,000	2,267,100
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(1)	5,300,000	5,054,875

Gran Tierra Energy, Inc., 7.75%, 5/23/27(1)	1,500,000	1,494,375
Grupo de Inversiones Suramericana SA, 5.50%, 4/29/26	2,200,000	2,429,900
Millicom International Cellular SA, 6.00%, 3/15/25	2,700,000	2,811,375
Millicom International Cellular SA, 5.125%, 1/15/28(1)	500,000	514,375
Millicom International Cellular SA, 6.25%, 3/25/29(1)	1,500,000	1,622,625
SURA Asset Management SA, 4.375%, 4/11/27(2)	1,600,000	1,664,016
		24,169,284
Ghana — 2.6%
Kosmos Energy Ltd., 7.125%, 4/4/26(1)	5,800,000	5,867,396
Tullow Oil plc, 7.00%, 3/1/25(1)	4,300,000	4,337,625
		10,205,021
Hong Kong — 1.1%
Bank of East Asia Ltd. (The), MTN, VRN, 4.25%, 11/20/24	200,000	200,580
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	1,000,000	1,033,151
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)	2,000,000	1,993,060
HPHT Finance 17 Ltd., 2.75%, 9/11/22	1,000,000	998,286
		4,225,077
India — 6.5%
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/3/29(1)	1,500,000	1,538,717
Axis Bank Ltd., MTN, 3.00%, 8/8/22	2,800,000	2,785,879
Delhi International Airport Ltd., 6.45%, 6/4/29(1)	3,000,000	3,169,500
Greenko Dutch BV, 5.25%, 7/24/24(1)	770,000	773,935
Greenko Investment Co., 4.875%, 8/16/23(1)	2,400,000	2,373,000
ICICI Bank Ltd., 5.75%, 11/16/20	400,000	414,293
ICICI Bank Ltd., MTN, 4.00%, 3/18/26	2,500,000	2,572,574
Reliance Industries Ltd., 4.125%, 1/28/25	2,400,000	2,514,231
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22(1)	3,600,000	3,691,483
Vedanta Resources Finance II plc, 8.00%, 4/23/23(1)	3,000,000	3,084,000
Vedanta Resources Ltd., 6.125%, 8/9/24(1)	2,400,000	2,261,854
		25,179,466
Indonesia — 4.0%
Listrindo Capital BV, 4.95%, 9/14/26	6,300,000	6,326,775
Medco Oak Tree Pte Ltd, 7.375%, 5/14/26(1)	1,500,000	1,519,683
Medco Platinum Road Pte Ltd, 6.75%, 1/30/25	3,000,000	3,002,738
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24	2,800,000	3,035,850
TBG Global Pte Ltd., 5.25%, 2/10/22	1,700,000	1,724,925
		15,609,971
Israel — 3.1%
Altice Financing SA, 7.50%, 5/15/26	3,500,000	3,675,000
Altice Luxembourg SA, 7.75%, 5/15/22(1)(2)	219,000	224,201
Israel Electric Corp. Ltd., 6.875%, 6/21/23(1)	1,300,000	1,476,443
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	800,000	871,200
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	4,100,000	3,564,458
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	1,500,000	1,391,550
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28(2)	1,000,000	898,750
		12,101,602
Jamaica — 0.3%
Digicel Ltd., 6.00%, 4/15/21(2)	1,600,000	1,108,000

Kazakhstan — 0.9%
KazTransGas JSC, 4.375%, 9/26/27(1)	3,400,000	3,538,108
Kuwait — 0.7%
Equate Petrochemical BV, MTN, 4.25%, 11/3/26	1,584,000	1,688,626
Kuwait Projects Co. SPC Ltd., 5.00%, 3/15/23	950,000	1,002,490
		2,691,116
Macau — 0.7%
Sands China Ltd., 5.125%, 8/8/25	2,400,000	2,644,320
Malaysia — 0.3%
Axiata SPV1 Labuan Ltd., 5.375%, 4/28/20	1,000,000	1,022,212
Mauritius — 0.8%
Greenko Solar Mauritius Ltd., 5.55%, 1/29/25(1)	2,900,000	2,896,272
Mexico — 7.5%
Alpek SAB de CV, 4.50%, 11/20/22(2)	1,500,000	1,559,250
Axtel SAB de CV, 6.375%, 11/14/24(1)	1,550,000	1,608,141
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/31	3,400,000	3,349,034
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	600,000	579,000
Cemex SAB de CV, 6.125%, 5/5/25	4,100,000	4,255,800
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	3,217,500	3,362,287
Grupo KUO SAB De CV, 5.75%, 7/7/27(2)	2,450,000	2,468,400
Petroleos Mexicanos, 5.50%, 1/21/21	6,650,000	6,812,925
Sigma Finance Netherlands BV, 4.875%, 3/27/28	1,500,000	1,575,000
Sixsigma Networks Mexico SA de CV, 7.50%, 5/2/25(1)	3,650,000	3,535,207
		29,105,044
Morocco — 0.9%
OCP SA, 6.875%, 4/25/44	2,900,000	3,494,152
Nigeria — 0.6%
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	2,130,000	2,209,566
Oman — 1.6%
Oztel Holdings SPC Ltd., 5.625%, 10/24/23	1,045,000	1,085,853
Oztel Holdings SPC Ltd., 6.625%, 4/24/28	4,888,000	5,030,842
		6,116,695
Panama — 2.9%
Banistmo SA, 3.65%, 9/19/22	2,886,000	2,911,541
C&W Senior Financing DAC, 7.50%, 10/15/26(1)	2,050,000	2,193,500
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	5,679,000	5,963,234
		11,068,275
Peru — 4.1%
Banco de Credito del Peru, 2.25%, 10/25/19(1)	200,000	199,750
Banco Internacional del Peru SAA Interbank, 3.375%, 1/18/23(1)(2)	3,000,000	3,033,000
Banco Internacional del Peru SAA Interbank, VRN, 6.625%, 3/19/29	200,000	226,620
Fenix Power Peru SA, 4.32%, 9/20/27	967,647	968,866
Inkia Energy Ltd., 5.875%, 11/9/27(2)	1,500,000	1,567,125
Intercorp Financial Services, Inc., 4.125%, 10/19/27(1)	4,600,000	4,701,200
Kallpa Generacion SA, 4.125%, 8/16/27	4,904,000	5,038,860
		15,735,421
Philippines†
FPT Finance Ltd., 6.375%, 9/28/20	100,000	103,750

Qatar — 2.2%
Nakilat, Inc., 6.07%, 12/31/33(1)	800,000	952,000
Nakilat, Inc., 6.27%, 12/31/33	193,033	225,597
Ooredoo International Finance Ltd., MTN, 5.00%, 10/19/25	3,500,000	3,900,526
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(1)	216,840	220,815
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	166,800	169,857
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19	400,000	402,780
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(1)	2,800,000	2,819,460
		8,691,035
Russia — 2.5%
Gazprom OAO Via Gaz Capital SA, 5.15%, 2/11/26	2,000,000	2,154,898
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37	3,300,000	4,250,354
GTH Finance BV, 7.25%, 4/26/23(1)	2,800,000	3,110,405
Lukoil International Finance BV, 6.125%, 11/9/20	200,000	208,604
		9,724,261
Saudi Arabia — 2.6%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/23	700,000	713,018
SABIC Capital II BV, 4.50%, 10/10/28(1)	3,000,000	3,281,100
Saudi Arabian Oil Co., 3.50%, 4/16/29(1)	1,800,000	1,843,714
Saudi Electricity Global Sukuk Co. 4, 4.72%, 9/27/28	3,900,000	4,310,725
		10,148,557
Singapore — 2.2%
Oversea-Chinese Banking Corp. Ltd., MTN, 4.25%, 6/19/24	3,000,000	3,156,510
United Overseas Bank Ltd., MTN, VRN, 3.75%, 9/19/24	2,300,000	2,298,988
United Overseas Bank Ltd., MTN, VRN, 2.88%, 3/8/27	3,000,000	2,991,270
		8,446,768
South Africa — 3.3%
AngloGold Ashanti Holdings plc, 6.50%, 4/15/40	1,450,000	1,577,644
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 5/15/29	2,200,000	2,409,000
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(1)	880,000	889,200
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	762,000	773,192
Myriad International Holdings BV, 6.00%, 7/18/20	2,000,000	2,058,090
SASOL Financing USA LLC, 5.875%, 3/27/24	3,100,000	3,325,554
SASOL Financing USA LLC, 6.50%, 9/27/28	1,500,000	1,690,323
		12,723,003
South Korea — 1.6%
KEB Hana Bank, MTN, 4.375%, 9/30/24	3,200,000	3,392,344
Shinhan Financial Group Co. Ltd., VRN, 3.34%, 2/5/30(1)(3)	500,000	502,776
Woori Bank, MTN, 4.75%, 4/30/24(2)	2,250,000	2,399,940
		6,295,060
Tanzania, United Republic Of — 0.4%
HTA Group Ltd., 9.125%, 3/8/22	1,600,000	1,679,686
Turkey — 3.4%
KOC Holding AS, 3.50%, 4/24/20	3,500,000	3,488,159
Turk Telekomunikasyon AS, 6.875%, 2/28/25(1)	600,000	615,964
Turkiye Garanti Bankasi AS, MTN, 4.75%, 10/17/19	3,680,000	3,681,814
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/27(1)	1,800,000	1,560,058
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 3/14/26(1)	1,100,000	1,115,136
Turkiye Vakiflar Bankasi TAO, MTN, 5.75%, 1/30/23	700,000	660,362

Yapi ve Kredi Bankasi AS, 5.125%, 10/22/19	2,000,000	2,004,132
		13,125,625
Ukraine — 0.9%
MHP SE, 7.75%, 5/10/24(1)	3,200,000	3,425,450
United Arab Emirates — 1.3%
Abu Dhabi National Energy Co. PJSC, 4.875%, 4/23/30(1)	1,500,000	1,684,590
ADCB Finance Cayman Ltd., MTN, 4.50%, 3/6/23	700,000	735,592
DP World Crescent Ltd., MTN, 4.85%, 9/26/28	2,300,000	2,492,758
		4,912,940
Zambia — 1.6%
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	2,250,000	2,235,938
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	4,000,000	3,863,080
		6,099,018
TOTAL CORPORATE BONDS (Cost $329,221,823)		339,529,412
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.6%
Argentina — 1.0%
Argentine Republic Government International Bond, 6.875%, 1/26/27	3,700,000	3,073,312
Argentine Republic Government International Bond, 5.875%, 1/11/28	1,200,000	950,550
		4,023,862
El Salvador — 0.2%
El Salvador Government International Bond, 6.375%, 1/18/27	800,000	828,008
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47(1)	200,000	213,213
Nigeria — 1.0%
Nigeria Government International Bond, MTN, 6.50%, 11/28/27	4,000,000	4,109,396
Oman — 0.3%
Oman Government International Bond, 6.75%, 1/17/48	1,300,000	1,233,577
Russia — 0.1%
Russian Foreign Bond - Eurobond, 5.00%, 4/29/20	200,000	204,000
Saudi Arabia — 0.4%
Saudi Government International Bond, MTN, 5.00%, 4/17/49	1,500,000	1,716,916
South Africa — 1.1%
Republic of South Africa Government International Bond, 5.50%, 3/9/20	4,100,000	4,156,400
Turkey — 2.4%
Turkey Government International Bond, 7.625%, 4/26/29	900,000	946,921
Turkey Government International Bond, 7.375%, 2/5/25	2,200,000	2,316,292
Turkey Government International Bond, 7.00%, 6/5/20	1,400,000	1,435,836
Turkey Government International Bond, 6.875%, 3/17/36	2,200,000	2,160,939
Turkey Government International Bond, 7.25%, 12/23/23	2,300,000	2,420,046
		9,280,034
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $25,350,900)		25,765,406
U.S. TREASURY SECURITIES — 1.3%
United States — 1.3%
U.S. Treasury Bills, 2.40%, 11/21/19(4)(5)	3,000,000	2,981,075
U.S. Treasury Bills, 2.17%, 11/29/19(5)	2,100,000	2,085,806
TOTAL U.S. TREASURY SECURITIES (Cost $5,063,320)		5,066,881

COMMON STOCKS†
Colombia†
Frontera Energy Corp. (Cost $202,817)	2,078	21,264
TEMPORARY CASH INVESTMENTS — 3.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $10,715,532), in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $10,503,581)		10,502,910
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 7/31/21, valued at $1,792,756), at 1.25%, dated 7/31/19, due 8/1/19 (Delivery value $1,755,061)		1,755,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,257,910)		12,257,910
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(6) — 2.3%
Securities Lending Collateral — 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $8,826,765)	8,826,765	8,826,765
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $380,923,535)		391,467,638
OTHER ASSETS AND LIABILITIES — (1.2)%		(4,782,176)
TOTAL NET ASSETS — 100.0%		$386,685,462

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	447	September 2019	$89,400,000	$95,839,594	$193,904
U.S. Treasury Long Bonds	21	September 2019	$2,100,000	3,267,469	72,140
U.S. Treasury Ultra Bonds	3	September 2019	$300,000	532,687	13,523
				$99,639,750	$279,567

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	132	September 2019	$13,200,000	$16,819,688	$(167,360)
U.S. Treasury 10-Year Ultra Notes	122	September 2019	$12,200,000	16,816,937	(255,712)
U.S. Treasury 5-Year Notes	75	September 2019	$7,500,000	8,816,602	(70,481)
				$42,453,227	$(493,553)

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A./ China International Bond	Buy	(1.00)%	6/20/24	$700,000	$(17,145)	$(3,162)	$(20,307)
Bank of America N.A./ Philippines Government International Bond	Buy	(1.00)%	6/20/24	$4,000,000	(77,350)	(29,822)	(107,172)
Barclays Bank plc/ Korean Government International Bond	Buy	(1.00)%	6/20/24	$22,000,000	(683,977)	(77,679)	(761,656)
Barclays Bank plc/ China International Bond	Buy	(1.00)%	6/20/24	$18,000,000	(436,668)	(85,525)	(522,193)
Barclays Bank plc/ Philippines Government International Bond	Buy	(1.00)%	6/20/24	$12,000,000	(230,654)	(90,863)	(321,517)
Goldman Sachs & Co./ Colombia Government International Bond	Buy	(1.00)%	6/20/24	$12,850,000	75,053	(177,036)	(101,983)
					$(1,370,741)	$(464,087)	$(1,834,828)

§
Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^
The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $124,012,422, which represented 32.1% of total net assets.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,575,268. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,696,030.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $8,826,765.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	339,529,412	—
Sovereign Governments and Agencies	—	25,765,406	—
U.S. Treasury Securities	—	5,066,881	—
Common Stocks	21,264	—	—
Temporary Cash Investments	—	12,257,910	—
Temporary Cash Investments - Securities Lending Collateral	8,826,765	—	—
	8,848,029	382,619,609	—
Other Financial Instruments
Futures Contracts	279,567	—	—

Liabilities
Other Financial Instruments
Futures Contracts	493,553	—	—
Swap Agreements	—	1,834,828	—
	493,553	1,834,828	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
July 31, 2019

Global Bond - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 36.6%
Australia — 1.4%
Australia Government Bond, 2.75%, 4/21/24	AUD	22,149,000	16,496,200
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,100,000	3,139,477
			19,635,677
Austria — 0.8%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	3,395,000	4,274,201
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,934,000	3,528,701
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,613,000	3,006,640
			10,809,542
Belgium — 0.5%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,335,000	2,607,648
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	2,907,000	3,936,303
			6,543,951
Canada — 3.5%
Canadian Government Bond, 2.00%, 11/1/20	CAD	19,500,000	14,830,667
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	6,970,000	5,463,777
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	11,980,000	9,543,153
Province of Quebec Canada, 3.00%, 9/1/23	CAD	6,127,000	4,848,955
Province of Quebec Canada, 5.75%, 12/1/36	CAD	7,337,000	8,194,892
Province of Quebec Canada, 3.50%, 12/1/48	CAD	5,347,000	4,931,370
			47,812,814
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$300,000	306,828
Czech Republic — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	28,900,000	1,382,160
Denmark — 0.2%
Denmark Government Bond, 0.50%, 11/15/27	DKK	13,945,000	2,250,074
Denmark Government Bond, 4.50%, 11/15/39	DKK	1,705,000	491,931
			2,742,005
Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	875,008
Dominican Republic International Bond, 5.95%, 1/25/27		$800,000	875,008
			1,750,016
Egypt — 0.1%
Egypt Government International Bond, 5.75%, 4/29/20		$1,000,000	1,017,493
Egypt Government International Bond, 7.50%, 1/31/27(1)		$600,000	655,864
			1,673,357
Finland — 0.4%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	3,805,000	5,376,329
France — 0.8%
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	3,456,518	5,990,430
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	2,722,000	4,939,626
			10,930,056

Germany — 6.3%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	642,000	760,118
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(2)	EUR	9,285,000	10,769,092
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	899,000	2,012,792
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	2,795,000	4,973,563
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	57,295,392	67,084,945
			85,600,510
Hungary — 0.1%
Hungary Government International Bond, 7.625%, 3/29/41		$500,000	794,448
Indonesia — 0.6%
Indonesia Government International Bond, 4.75%, 1/8/26(1)		$1,000,000	1,100,173
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	90,000,000,000	6,867,661
			7,967,834
Ireland — 0.4%
Ireland Government Bond, 3.40%, 3/18/24	EUR	4,403,000	5,744,286
Italy — 2.2%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	15,533,000	18,211,316
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,572,000	11,810,061
			30,021,377
Japan — 7.6%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	1,439,850,000	18,504,541
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,188,450,000	15,099,116
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	2,101,050,000	24,713,246
Japan Government Thirty Year Bond, 0.80%, 3/20/48	JPY	428,800,000	4,458,806
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	1,031,800,000	11,155,343
Japanese Government CPI Linked Bond, 0.10%, 3/10/26	JPY	1,406,825,056	13,371,239
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	1,720,585,840	16,481,501
			103,783,792
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47		$1,200,000	1,279,276
Malaysia — 0.3%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	18,350,000	4,545,468
Mexico — 0.8%
Mexican Bonos, 5.75%, 3/5/26	MXN	74,000,000	3,537,790
Mexico Government International Bond, 4.125%, 1/21/26		$300,000	314,475
Mexico Government International Bond, 4.15%, 3/28/27		$1,900,000	1,979,325
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	500,000,000	4,639,402
			10,470,992
Netherlands — 1.1%
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	4,836,000	5,455,892
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	5,616,000	6,678,583
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	1,270,000	2,399,643
			14,534,118
Norway — 1.5%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	33,725,000	3,914,991
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	27,700,000	3,229,680
Norway Government Bond, 1.75%, 9/6/29(1)	NOK	116,200,000	13,603,408
			20,748,079

Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,000,000	1,403,259
Poland — 0.3%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	11,985,000	3,369,557
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	537,754
			3,907,311
Russia — 0.3%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	77,600,000	1,217,057
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		$2,000,000	2,256,316
			3,473,373
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		$1,300,000	1,301,443
Senegal — 0.1%
Senegal Government International Bond, 6.25%, 5/23/33(1)		$1,500,000	1,489,575
Serbia — 0.1%
Serbia International Bond, 7.25%, 9/28/21(1)		$800,000	875,700
Singapore — 0.4%
Singapore Government Bond, 3.125%, 9/1/22	SGD	6,510,000	4,942,791
South Africa — 1.0%
Republic of South Africa Government Bond, 8.25%, 3/31/32	ZAR	184,000,000	11,776,757
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	258,910
Republic of South Africa Government International Bond, 5.875%, 6/22/30		$1,200,000	1,279,040
			13,314,707
Spain — 0.7%
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	6,770,000	10,116,381
Switzerland — 0.6%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,058,000	5,844,053
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,534,000	2,305,603
			8,149,656
Thailand — 0.6%
Thailand Government Bond, 3.625%, 6/16/23	THB	65,000,000	2,264,008
Thailand Government Bond, 3.85%, 12/12/25	THB	175,700,000	6,431,928
			8,695,936
United Kingdom — 3.4%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	16,876,000	22,033,938
United Kingdom Gilt, 4.50%, 12/7/42	GBP	5,776,000	11,663,622
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,956,000	6,266,457
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,497,000	5,673,980
			45,637,997
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $475,060,955)			497,761,044
CORPORATE BONDS — 28.2%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 3.80%, 3/1/45		$240,000	256,613
United Technologies Corp., 5.70%, 4/15/40		380,000	494,423
			751,036
Auto Components†
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		560,000	562,715
Automobiles — 0.5%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		2,710,000	2,851,010

Ford Motor Credit Co. LLC, 2.98%, 8/3/22		450,000	445,324
Ford Motor Credit Co. LLC, 3.35%, 11/1/22(3)		540,000	539,652
General Motors Co., 5.15%, 4/1/38		560,000	563,699
General Motors Financial Co., Inc., 3.20%, 7/6/21		1,860,000	1,875,877
General Motors Financial Co., Inc., 5.25%, 3/1/26		320,000	345,059
			6,620,621
Banks — 7.8%
Abanca Corp. Bancaria SA, VRN, 6.125%, 1/18/29	EUR	1,000,000	1,185,155
Banco Santander SA, 3.50%, 4/11/22		$1,000,000	1,022,884
Bank of America Corp., MTN, 4.20%, 8/26/24		430,000	457,021
Bank of America Corp., MTN, 4.00%, 1/22/25		1,390,000	1,460,898
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	900,000	1,148,632
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28		$2,500,000	2,651,809
Bank of America Corp., MTN, VRN, 3.97%, 3/5/29		750,000	802,360
Bank of America Corp., MTN, VRN, 3.19%, 7/23/30		2,062,000	2,081,518
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48		250,000	287,444
Bank of America Corp., VRN, 3.42%, 12/20/28		120,000	123,571
Barclays plc, 4.375%, 1/12/26		200,000	207,025
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	2,900,000	3,223,149
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	2,100,000	2,273,034
BNP Paribas SA, 4.375%, 9/28/25(1)		$500,000	525,104
BPCE SA, 3.00%, 5/22/22(1)		790,000	797,974
BPCE SA, 5.15%, 7/21/24(1)		300,000	325,256
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	1,500,000	1,760,283
CIT Group, Inc., 5.00%, 8/15/22		$1,610,000	1,706,600
Citibank N.A., 3.65%, 1/23/24		1,000,000	1,048,875
Citigroup, Inc., 2.90%, 12/8/21		1,100,000	1,113,055
Citigroup, Inc., 2.75%, 4/25/22		1,350,000	1,361,163
Citigroup, Inc., 4.05%, 7/30/22		1,850,000	1,925,146
Citigroup, Inc., 4.45%, 9/29/27		2,060,000	2,224,666
Citigroup, Inc., VRN, 3.52%, 10/27/28		470,000	485,441
Cooperatieve Rabobank UA, 3.95%, 11/9/22		1,200,000	1,245,546
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	1,500,000	1,734,757
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,700,000	2,575,089
Discover Bank, 3.35%, 2/6/23		$500,000	513,025
Discover Bank, 3.45%, 7/27/26		550,000	562,301
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	4,175,000	5,180,739
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	9,000,000	10,477,992
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	8,050,000	9,744,512
HSBC Holdings plc, 2.95%, 5/25/21		$1,600,000	1,613,054
HSBC Holdings plc, 0.84%, 9/26/23	JPY	600,000,000	5,625,131
HSBC Holdings plc, 4.30%, 3/8/26		$300,000	321,041
HSBC Holdings plc, 4.375%, 11/23/26		2,070,000	2,204,185
HSBC Holdings plc, VRN, 3.26%, 3/13/23		340,000	345,108
Huntington Bancshares, Inc., 2.30%, 1/14/22		400,000	398,709
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	1,000,000	1,240,632
ING Groep NV, MTN, VRN, 1.625%, 9/26/29	EUR	1,000,000	1,156,508
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	1,000,000	1,223,183
JPMorgan Chase & Co., 5.00%(8)		$2,060,000	2,086,265

JPMorgan Chase & Co., 4.625%, 5/10/21		910,000	945,790
JPMorgan Chase & Co., 3.25%, 9/23/22		500,000	513,959
JPMorgan Chase & Co., 3.875%, 9/10/24		210,000	220,433
JPMorgan Chase & Co., 3.125%, 1/23/25		270,000	276,520
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28		600,000	627,516
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30		680,000	720,462
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38		800,000	850,589
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48		150,000	161,099
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49		550,000	584,874
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,545,000	4,638,432
Liberbank SA, VRN, 6.875%, 3/14/27	EUR	1,200,000	1,445,698
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	970,000	1,521,565
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		$700,000	714,692
Regions Financial Corp., 2.75%, 8/14/22		610,000	614,338
Regions Financial Corp., 3.80%, 8/14/23		500,000	524,303
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	2,300,000	2,996,265
U.S. Bancorp, MTN, 3.60%, 9/11/24		$1,360,000	1,429,095
UniCredit SpA, MTN, VRN, 5.75%, 10/28/25	EUR	1,300,000	1,528,178
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		$1,310,000	1,325,155
Wells Fargo & Co., 3.07%, 1/24/23		430,000	436,548
Wells Fargo & Co., MTN, 3.75%, 1/24/24		450,000	472,040
Wells Fargo & Co., MTN, 4.10%, 6/3/26		3,020,000	3,196,950
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	282,946
Wells Fargo & Co., MTN, 4.75%, 12/7/46		200,000	229,887
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28		440,000	459,022
			105,162,196
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		860,000	979,526
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29		750,000	854,653
Constellation Brands, Inc., 4.75%, 12/1/25		500,000	556,895
			2,391,074
Biotechnology — 0.7%
AbbVie, Inc., 2.90%, 11/6/22		1,370,000	1,383,624
AbbVie, Inc., 3.60%, 5/14/25		1,690,000	1,742,663
AbbVie, Inc., 4.70%, 5/14/45		250,000	254,969
Amgen, Inc., 2.65%, 5/11/22		1,030,000	1,036,598
Amgen, Inc., 4.66%, 6/15/51		474,000	520,826
Celgene Corp., 3.875%, 8/15/25		1,950,000	2,076,707
Gilead Sciences, Inc., 3.65%, 3/1/26		1,550,000	1,637,572
Gilead Sciences, Inc., 4.15%, 3/1/47		200,000	210,475
			8,863,434
Building Products†
Masco Corp., 4.45%, 4/1/25		500,000	534,564
Capital Markets — 1.6%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	5,000,000	6,159,277
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	2,000,000	2,312,484
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,127,288
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		$1,400,000	1,447,843
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		2,300,000	2,361,855

Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		250,000	289,959
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	1,000,000	1,385,776
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22		$330,000	332,245
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/25		430,000	439,567
Morgan Stanley, 2.75%, 5/19/22		3,010,000	3,033,729
Morgan Stanley, 5.00%, 11/24/25		400,000	442,678
Morgan Stanley, 4.375%, 1/22/47		350,000	394,294
Morgan Stanley, MTN, 5.625%, 9/23/19		110,000	110,482
Morgan Stanley, MTN, 4.00%, 7/23/25		1,300,000	1,389,114
Morgan Stanley, MTN, VRN, 2.72%, 7/22/25		282,000	282,627
			21,509,218
Commercial Services and Supplies — 0.2%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		820,000	822,829
Republic Services, Inc., 3.55%, 6/1/22		680,000	698,939
Waste Connections, Inc., 3.50%, 5/1/29		600,000	625,559
Waste Management, Inc., 4.15%, 7/15/49		420,000	464,552
			2,611,879
Communications Equipment — 0.2%
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)		1,300,000	1,348,562
Motorola Solutions, Inc., 4.60%, 5/23/29		750,000	797,416
			2,145,978
Construction Materials†
Owens Corning, 3.95%, 8/15/29(3)		600,000	600,131
Consumer Finance — 0.5%
Ally Financial, Inc., 4.625%, 3/30/25		2,240,000	2,398,928
American Express Co., 3.00%, 10/30/24		300,000	306,256
Capital One Financial Corp., 3.80%, 1/31/28		1,840,000	1,906,083
Discover Financial Services, 3.75%, 3/4/25		200,000	208,384
PNC Bank N.A., MTN, 2.30%, 6/1/20		950,000	950,274
Synchrony Financial, 2.85%, 7/25/22		600,000	600,622
Synchrony Financial, 3.95%, 12/1/27		650,000	659,793
			7,030,340
Containers and Packaging — 0.6%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		1,600,000	1,656,000
Ball Corp., 4.00%, 11/15/23		720,000	745,200
Berry Global, Inc., 5.125%, 7/15/23		1,600,000	1,640,000
Berry Global, Inc., 4.875%, 7/15/26(1)		1,510,000	1,574,175
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		240,000	248,400
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		2,700,000	2,754,000
			8,617,775
Diversified Consumer Services†
CommonSpirit Health, 2.95%, 11/1/22		10,000	10,077
Leland Stanford Junior University (The), 3.46%, 5/1/47		200,000	208,632
			218,709
Diversified Financial Services — 0.3%
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21		1,925,000	1,953,330
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)		1,000,000	1,023,492
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)		200,000	213,525

Voya Financial, Inc., 5.70%, 7/15/43		435,000	538,874
			3,729,221

Diversified Telecommunication Services — 0.9%
AT&T, Inc., 3.40%, 5/15/25		2,350,000	2,419,135
AT&T, Inc., 2.95%, 7/15/26		700,000	703,452
AT&T, Inc., 3.80%, 2/15/27		200,000	208,831
AT&T, Inc., 5.25%, 3/1/37		500,000	567,982
AT&T, Inc., 5.15%, 11/15/46		672,000	745,043
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)		450,000	465,229
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,500,000	1,844,697
Orange SA, 4.125%, 9/14/21		$680,000	704,558
Telefonica Emisiones SA, 5.46%, 2/16/21		690,000	720,351
Telefonica Europe BV, VRN, 3.00%, 9/4/23	EUR	2,000,000	2,270,026
Verizon Communications, Inc., 3.38%, 2/15/25		$600,000	626,548
Verizon Communications, Inc., 5.01%, 8/21/54		1,200,000	1,422,930
			12,698,782
Electric Utilities — 0.5%
Duke Energy Corp., 3.55%, 9/15/21		680,000	695,544
Duke Energy Corp., 2.65%, 9/1/26		300,000	297,597
Duke Energy Progress LLC, 3.25%, 8/15/25		400,000	416,602
Duke Energy Progress LLC, 4.15%, 12/1/44		170,000	187,610
Duke Energy Progress LLC, 3.70%, 10/15/46		450,000	465,748
Exelon Corp., 4.45%, 4/15/46		600,000	658,857
FirstEnergy Corp., 4.25%, 3/15/23		900,000	949,761
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		2,000,000	2,016,920
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		400,000	398,332
Xcel Energy, Inc., 3.35%, 12/1/26		150,000	155,624
			6,242,595
Energy Equipment and Services — 0.1%
Halliburton Co., 4.85%, 11/15/35		570,000	627,409
Entertainment — 0.2%
Activision Blizzard, Inc., 2.30%, 9/15/21		760,000	757,883
Viacom, Inc., 4.25%, 9/1/23		500,000	527,181
Viacom, Inc., 4.375%, 3/15/43		580,000	574,247
Walt Disney Co. (The), 4.75%, 9/15/44(1)		640,000	789,945
			2,649,256
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp., 3.375%, 10/15/26		870,000	891,884
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28		240,000	249,255
Boston Properties LP, 3.65%, 2/1/26		860,000	901,442
Crown Castle International Corp., 5.25%, 1/15/23		840,000	911,347
Essex Portfolio LP, 3.25%, 5/1/23		550,000	560,636
Hospitality Properties Trust, 4.65%, 3/15/24		220,000	226,708
Kimco Realty Corp., 2.80%, 10/1/26		800,000	790,921
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29		2,050,000	2,078,188
Ventas Realty LP, 4.125%, 1/15/26		250,000	266,889
VEREIT Operating Partnership LP, 4.125%, 6/1/21		1,030,000	1,055,338
			7,932,608

Food and Staples Retailing — 0.6%
Kroger Co. (The), 3.30%, 1/15/21		480,000	485,971
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	1,400,000	1,692,869
Walmart, Inc., 0.18%, 7/15/22	JPY	650,000,000	6,007,484
Walmart, Inc., 4.05%, 6/29/48		$500,000	575,915
			8,762,239
Food Products — 0.3%
Conagra Brands, Inc., 4.60%, 11/1/25		1,290,000	1,402,156
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		1,930,000	2,026,500
Post Holdings, Inc., 5.00%, 8/15/26(1)		910,000	932,750
			4,361,406
Gas Utilities — 0.6%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		520,000	521,606
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 4.25%, 12/1/27		500,000	524,387
Enterprise Products Operating LLC, 5.20%, 9/1/20		530,000	545,472
Enterprise Products Operating LLC, 4.85%, 3/15/44		900,000	993,758
Enterprise Products Operating LLC, 4.20%, 1/31/50		250,000	255,239
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		690,000	705,505
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		1,620,000	1,802,673
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		1,020,000	1,039,027
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27		510,000	527,378
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28		1,020,000	1,036,575
			7,951,620
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24		600,000	628,947
Becton Dickinson and Co., 3.70%, 6/6/27		307,000	321,816
Medtronic, Inc., 3.50%, 3/15/25		321,000	340,817
Medtronic, Inc., 4.375%, 3/15/35		437,000	510,870
			1,802,450
Health Care Providers and Services — 1.1%
Anthem, Inc., 3.65%, 12/1/27		370,000	383,640
Anthem, Inc., 4.65%, 1/15/43		460,000	498,021
CVS Health Corp., 3.50%, 7/20/22		250,000	256,667
CVS Health Corp., 2.75%, 12/1/22		690,000	691,921
CVS Health Corp., 4.30%, 3/25/28		900,000	956,090
CVS Health Corp., 4.78%, 3/25/38		270,000	286,437
CVS Health Corp., 5.05%, 3/25/48		410,000	446,304
DaVita, Inc., 5.125%, 7/15/24		2,000,000	2,012,500
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)		980,000	993,879
HCA, Inc., 5.00%, 3/15/24		710,000	771,385
HCA, Inc., 5.375%, 2/1/25		1,340,000	1,452,506
HCA, Inc., 4.125%, 6/15/29		500,000	513,199
Northwell Healthcare, Inc., 4.26%, 11/1/47		220,000	236,694
Tenet Healthcare Corp., 4.375%, 10/1/21		750,000	767,813
Tenet Healthcare Corp., 5.125%, 5/1/25		2,200,000	2,197,712
UnitedHealth Group, Inc., 2.875%, 12/15/21		610,000	618,540
UnitedHealth Group, Inc., 3.75%, 7/15/25		710,000	758,731
UnitedHealth Group, Inc., 4.75%, 7/15/45		310,000	364,372

Universal Health Services, Inc., 4.75%, 8/1/22(1)		980,000	994,700
			15,201,111
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		330,000	331,155
McDonald's Corp., MTN, 3.375%, 5/26/25		280,000	292,619
McDonald's Corp., MTN, 4.70%, 12/9/35		460,000	532,686
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		550,000	596,214
			1,752,674
Household Durables — 0.3%
Lennar Corp., 4.75%, 4/1/21		1,200,000	1,230,000
Lennar Corp., 4.75%, 11/29/27		850,000	896,750
Newell Brands, Inc., 5.00%, 11/15/23		480,000	493,756
Toll Brothers Finance Corp., 4.35%, 2/15/28		940,000	953,630
			3,574,136
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		970,000	1,009,722
Insurance — 2.1%
Allianz SE, VRN, 3.375%, 9/18/24	EUR	2,200,000	2,698,607
American International Group, Inc., 4.125%, 2/15/24		$1,360,000	1,447,194
American International Group, Inc., 4.50%, 7/16/44		200,000	214,431
Assicurazioni Generali SpA, MTN, VRN, 4.60%, 11/21/25	EUR	3,600,000	4,248,883
AXA SA, MTN, VRN, 6.69%, 7/6/26	GBP	1,100,000	1,587,762
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	2,200,000	2,793,103
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$680,000	696,445
BNP Paribas Cardif SA, VRN, 4.03%, 11/25/25	EUR	2,200,000	2,743,214
Chubb INA Holdings, Inc., 3.15%, 3/15/25		$600,000	624,013
Chubb INA Holdings, Inc., 3.35%, 5/3/26		330,000	347,527
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	2,200,000	2,730,620
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	3,000,000	3,686,238
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	1,600,000	1,873,803
Markel Corp., 4.90%, 7/1/22		$290,000	307,839
Markel Corp., 3.50%, 11/1/27		250,000	250,614
MetLife, Inc., 4.875%, 11/13/43		680,000	818,014
Prudential Financial, Inc., 3.94%, 12/7/49		270,000	286,621
Prudential Financial, Inc., VRN, 5.875%, 9/15/42		1,050,000	1,124,167
WR Berkley Corp., 4.625%, 3/15/22		660,000	695,856
			29,174,951
Interactive Media and Services — 0.1%
Tencent Holdings Ltd., 3.98%, 4/11/29(1)		1,620,000	1,708,670

IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		990,000	1,005,171
Fiserv, Inc., 3.50%, 7/1/29		338,000	347,369
Mastercard, Inc., 3.65%, 6/1/49		300,000	320,008
			1,672,548
Life Sciences Tools and Services — 0.2%
IQVIA, Inc., 5.00%, 5/15/27(1)		1,500,000	1,567,320
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		213,000	218,104

Thermo Fisher Scientific, Inc., 2.95%, 9/19/26		250,000	253,136
			2,038,560
Media — 1.0%
AMC Networks, Inc., 4.75%, 8/1/25		1,940,000	1,981,225
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		1,735,000	1,793,556
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		2,040,000	2,201,999
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		670,000	789,059
Comcast Corp., 4.40%, 8/15/35		550,000	623,185
Comcast Corp., 4.60%, 10/15/38		1,870,000	2,150,711
CSC Holdings LLC, 5.50%, 4/15/27(1)		2,360,000	2,478,000
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)		1,720,000	1,790,950
			13,808,685
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)		950,000	997,500
Steel Dynamics, Inc., 4.125%, 9/15/25		1,000,000	1,009,110
Steel Dynamics, Inc., 5.00%, 12/15/26		650,000	680,875
			2,687,485
Multi-Utilities — 0.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		520,000	553,800
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		680,000	713,480
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		700,000	725,349
CenterPoint Energy, Inc., 4.25%, 11/1/28		690,000	751,643
Centrica plc, VRN, 5.25%, 4/10/75	GBP	1,800,000	2,298,332
Dominion Energy, Inc., 3.90%, 10/1/25		$480,000	510,157
Dominion Energy, Inc., 4.90%, 8/1/41		340,000	392,945
Exelon Generation Co. LLC, 4.25%, 6/15/22		680,000	709,912
FirstEnergy Transmission LLC, 4.55%, 4/1/49(1)		300,000	336,224
Florida Power & Light Co., 4.125%, 2/1/42		525,000	587,330
IPALCO Enterprises, Inc., 3.45%, 7/15/20		850,000	854,903
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	230,836
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27		650,000	681,302
NiSource, Inc., 5.65%, 2/1/45		410,000	509,252
RWE AG, VRN, 3.50%, 4/21/75	EUR	900,000	1,068,323
Sempra Energy, 2.875%, 10/1/22		$680,000	686,400
Sempra Energy, 3.25%, 6/15/27		500,000	502,627
Sempra Energy, 4.00%, 2/1/48		250,000	252,449
Southwestern Public Service Co., 3.70%, 8/15/47		350,000	360,904
			12,726,168
Oil, Gas and Consumable Fuels — 2.8%
Antero Resources Corp., 5.125%, 12/1/22		1,640,000	1,574,400
Antero Resources Corp., 5.00%, 3/1/25		1,000,000	899,820
BP Capital Markets America, Inc., 4.50%, 10/1/20		690,000	707,596
Cimarex Energy Co., 4.375%, 6/1/24		1,000,000	1,055,096
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		1,020,000	1,088,258
Concho Resources, Inc., 4.375%, 1/15/25		710,000	737,293
Continental Resources, Inc., 5.00%, 9/15/22		456,000	461,011
Continental Resources, Inc., 3.80%, 6/1/24		1,390,000	1,425,326
Continental Resources, Inc., 4.375%, 1/15/28		300,000	310,775
Diamondback Energy, Inc., 5.375%, 5/31/25		1,590,000	1,673,475

Ecopetrol SA, 5.875%, 5/28/45		1,580,000	1,780,503
Enbridge, Inc., 4.00%, 10/1/23		530,000	557,031
Encana Corp., 6.50%, 2/1/38		480,000	578,967
Energy Transfer Operating LP, 3.60%, 2/1/23		630,000	645,867
Energy Transfer Operating LP, 5.25%, 4/15/29		500,000	558,607
Energy Transfer Operating LP, 4.90%, 3/15/35		320,000	323,248
Energy Transfer Operating LP, 6.00%, 6/15/48		330,000	379,826
EnLink Midstream LLC, 5.375%, 6/1/29		1,600,000	1,653,520
EnLink Midstream Partners LP, 4.85%, 7/15/26		1,600,000	1,630,000
Hess Corp., 6.00%, 1/15/40		410,000	446,152
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		970,000	1,202,645
Marathon Oil Corp., 3.85%, 6/1/25		400,000	414,607
MPLX LP, 4.875%, 6/1/25		450,000	489,906
MPLX LP, 4.50%, 4/15/38		280,000	283,812
MPLX LP, 5.20%, 3/1/47		368,000	394,864
Newfield Exploration Co., 5.75%, 1/30/22		2,080,000	2,221,948
Newfield Exploration Co., 5.375%, 1/1/26		500,000	547,582
Noble Energy, Inc., 4.15%, 12/15/21		217,000	223,792
Petroleos Mexicanos, 6.625%, 6/15/35		1,020,000	957,015
Saudi Arabian Oil Co., 4.375%, 4/16/49(1)		2,000,000	2,080,332
Shell International Finance BV, 2.375%, 8/21/22		690,000	694,313
Shell International Finance BV, 3.25%, 5/11/25		230,000	240,739
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)		600,000	599,613
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26		1,960,000	2,033,500
Total Capital Canada Ltd., 2.75%, 7/15/23		680,000	692,799
TOTAL SA, MTN, VRN, 2.625%, 2/26/25	EUR	2,992,000	3,581,780
Tullow Oil plc, 7.00%, 3/1/25(1)		$700,000	706,125
Williams Cos., Inc. (The), 4.125%, 11/15/20		680,000	691,059
Williams Cos., Inc. (The), 4.55%, 6/24/24		850,000	912,305
Williams Cos., Inc. (The), 5.10%, 9/15/45		300,000	327,141
			37,782,648
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)		710,000	736,221
Pharmaceuticals — 0.7%
Allergan Funding SCS, 3.85%, 6/15/24		1,510,000	1,572,843
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)		1,220,000	1,290,150
Bayer AG, VRN, 3.75%, 7/1/74	EUR	1,600,000	1,851,691
Bristol-Myers Squibb Co., 4.25%, 10/26/49(1)		$220,000	241,116
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		275,000	283,250
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		1,300,000	1,297,851
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21		890,000	838,558
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		1,970,000	1,541,304
			8,916,763
Road and Rail — 0.3%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		1,235,000	1,370,457
CSX Corp., 3.40%, 8/1/24		690,000	718,673
CSX Corp., 3.25%, 6/1/27		320,000	330,662
Norfolk Southern Corp., 3.15%, 6/1/27		530,000	548,166
Union Pacific Corp., 4.75%, 9/15/41		300,000	341,044

Union Pacific Corp., 4.05%, 11/15/45	200,000	211,879
Union Pacific Corp., MTN, 3.55%, 8/15/39(3)	240,000	242,169
		3,763,050
Semiconductors and Semiconductor Equipment — 0.2%
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	500,000	515,186
Sensata Technologies BV, 5.00%, 10/1/25(1)	910,000	962,307
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	1,100,000	1,170,125
		2,647,618
Software — 0.3%
Microsoft Corp., 2.70%, 2/12/25	1,280,000	1,311,153
Microsoft Corp., 3.45%, 8/8/36	1,200,000	1,276,983
Microsoft Corp., 4.25%, 2/6/47	330,000	389,519
Oracle Corp., 3.625%, 7/15/23	1,010,000	1,063,648
Oracle Corp., 2.65%, 7/15/26	600,000	602,988
		4,644,291
Specialty Retail — 0.3%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	1,650,000	1,670,625
Home Depot, Inc. (The), 3.75%, 2/15/24	750,000	798,787
Home Depot, Inc. (The), 5.95%, 4/1/41	480,000	656,918
Home Depot, Inc. (The), 3.90%, 6/15/47	350,000	380,922
United Rentals North America, Inc., 4.625%, 10/15/25	900,000	915,750
		4,423,002
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 2.75%, 1/13/25	270,000	275,809
Apple, Inc., 2.50%, 2/9/25	520,000	524,115
Apple, Inc., 2.45%, 8/4/26	600,000	599,627
Apple, Inc., 3.20%, 5/11/27	600,000	625,576
Apple, Inc., 2.90%, 9/12/27	770,000	788,610
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	1,580,000	1,747,307
Dell International LLC / EMC Corp., 4.90%, 10/1/26(1)	500,000	522,621
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	780,000	789,356
		5,873,021
Trading Companies and Distributors†
International Lease Finance Corp., 5.875%, 8/15/22	400,000	435,889
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.125%, 7/16/22	120,000	122,171
GTH Finance BV, 7.25%, 4/26/23(1)	2,000,000	2,221,718
T-Mobile USA, Inc., 4.75%, 2/1/28	1,820,000	1,876,875
		4,220,764
TOTAL CORPORATE BONDS (Cost $374,508,275)		383,175,233
U.S. TREASURY SECURITIES — 9.0%
U.S. Treasury Bills, 2.12%, 10/3/19(4)	8,000,000	7,971,846
U.S. Treasury Bonds, 4.50%, 2/15/36	2,000,000	2,637,344
U.S. Treasury Bonds, 4.50%, 5/15/38	1,500,000	2,014,102
U.S. Treasury Bonds, 3.125%, 8/15/44	2,250,000	2,508,838
U.S. Treasury Bonds, 2.50%, 2/15/45	2,280,000	2,270,871
U.S. Treasury Bonds, 2.50%, 5/15/46	18,700,000	18,590,795
U.S. Treasury Bonds, 3.00%, 2/15/49	5,890,000	6,460,364
U.S. Treasury Notes, 2.25%, 3/31/20(5)	54,000,000	54,046,406

U.S. Treasury Notes, 2.375%, 3/15/21	26,000,000	26,183,320
TOTAL U.S. TREASURY SECURITIES (Cost $119,704,515)		122,683,886
ASSET-BACKED SECURITIES — 6.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A SEQ, 3.42%, 7/20/21(1)	5,900,000	5,897,876
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	1,274,544	1,277,392
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	3,069,109	3,193,159
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 3.03%, (1-month LIBOR plus 0.65%), 4/10/31(1)	2,903,799	2,908,835
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	5,956,991	5,975,300
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.46%, (1-month LIBOR plus 1.15%), 12/17/36(1)	4,175,000	4,174,768
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.26%, (1-month LIBOR plus 0.95%), 3/17/37(1)	3,900,000	3,865,172
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.61%, (1-month LIBOR plus 1.28%), 6/17/37(1)	3,875,000	3,870,944
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.46%, (1-month LIBOR plus 1.15%), 7/17/37(1)	5,925,000	5,925,192
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	516,301	516,936
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	44,266	43,799
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	452,878	451,446
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	4,000,000	4,003,787
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	3,550,000	3,591,899
Progress Residential Trust, Series 2018-SFR1, Class D, 3.88%, 3/17/35(1)	2,450,000	2,491,154
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	933,209	940,956
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	288,079	287,654
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	587,590	586,032
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	1,025,298	1,023,552
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	701,775	705,261
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	732,205	728,357
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(1)	3,954,334	4,040,447
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(1)	3,825,000	3,828,437
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	3,000,000	3,040,162
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(1)	1,753,285	1,758,087
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	2,728,659	2,753,853
Verizon Owner Trust, Series 2019-A, Class A1A SEQ, 2.93%, 9/20/23	10,600,000	10,774,991
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	2,975,574	2,969,176
TOTAL ASSET-BACKED SECURITIES (Cost $80,878,724)		81,624,624
COLLATERALIZED LOAN OBLIGATIONS — 5.2%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 3.50%, (3-month LIBOR plus 1.20%), 1/15/29(1)(3)	6,000,000	6,000,000
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.07%, (3-month LIBOR plus 1.55%), 5/15/30(1)	2,190,000	2,156,965
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.73%, (3-month LIBOR plus 1.45%), 4/20/31(1)	3,200,000	3,138,054
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 4.02%, (3-month LIBOR plus 1.50%), 5/15/31(1)	4,500,000	4,440,206
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, (3-month LIBOR plus 1.40%), 4/17/31(1)	4,684,800	4,588,174
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.39%, (3-month LIBOR plus 1.11%), 1/22/31(1)	5,000,000	4,964,795
CIFC Funding Ltd., Series 2019-1A, Class A, VRN, 3.98%, (3-month LIBOR plus 1.35%), 4/20/32(1)	4,575,000	4,590,221
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.25%, (3-month LIBOR plus 0.97%), 4/18/31(1)	5,000,000	4,951,521
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.83%, (3-month LIBOR plus 1.55%), 4/20/30(1)	2,600,000	2,576,525
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 3.49%, (3-month LIBOR plus 1.30%), 10/20/32(1)(3)	5,000,000	5,000,000
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.40%, (3-month LIBOR plus 1.12%), 7/20/31(1)	1,000,000	997,923
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.43%, (3-month LIBOR plus 1.15%), 7/20/31(1)	1,600,000	1,591,556
KKR CLO Ltd., Series 2022A, Class B, VRN, 3.88%, (3-month LIBOR plus 1.60%), 7/20/31(1)	2,000,000	1,977,700

LCM XIV LP, Series 2014A, Class AR, VRN, 3.32%, (3-month LIBOR plus 1.04%), 7/20/31(1)	3,200,000	3,170,170
LCM XIV LP, Series 2014A, Class BR, VRN, 3.86%, (3-month LIBOR plus 1.58%), 7/20/31(1)	3,750,000	3,716,489
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.25%, (3-month LIBOR plus 0.95%), 4/19/30(1)	800,000	796,478
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.80%, (3-month LIBOR plus 1.50%), 4/19/30(1)	4,000,000	3,972,853
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.28%, (3-month LIBOR plus 0.98%), 4/15/31(1)	2,700,000	2,680,532
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.80%, (3-month LIBOR plus 1.50%), 4/15/31(1)	2,500,000	2,464,005
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.05%, (3-month LIBOR plus 1.75%), 4/18/31(1)	2,500,000	2,490,930
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.45%, (3-month LIBOR plus 1.15%), 10/18/31(1)	2,350,000	2,341,364
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.00%, (3-month LIBOR plus 1.70%), 10/18/31(1)	2,000,000	1,987,130
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $70,858,035)		70,593,591
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.9%
FHLMC, VRN, 4.75%, (1-year H15T1Y plus 2.25%), 9/1/35	1,122,041	1,184,010
FHLMC, VRN, 4.75%, (12-month LIBOR plus 1.79%), 2/1/38	2,649	2,791
FHLMC, VRN, 4.89%, (12-month LIBOR plus 1.84%), 6/1/38	1,502	1,586
FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	1,074,389	1,076,922
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	493,948	512,322
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	682,999	708,378
FNMA, VRN, 4.34%, (6-month LIBOR plus 1.54%), 9/1/35	1,049,815	1,086,881
FNMA, VRN, 3.62%, (12-month LIBOR plus 1.79%), 8/1/40	3,740	3,898
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.76%), 10/1/40	4,911	5,109
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	3,614,080	3,684,532
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	1,867,664	1,905,007
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	2,096,618	2,139,661
		12,311,097
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.1%
FHLMC, 6.00%, 2/1/38	1,728	1,969
FHLMC, 4.00%, 12/1/40	5,412	5,743
FHLMC, 4.00%, 10/1/48	8,174,979	8,495,376
FNMA, 5.00%, 7/1/31	19,917	21,148
FNMA, 5.50%, 5/1/33	5,666	6,276
FNMA, 5.00%, 9/1/33	882,643	965,248
FNMA, 5.00%, 11/1/33	6,345	6,919
FNMA, 5.00%, 9/1/35	14,654	16,066
FNMA, 6.00%, 4/1/37	6,316	7,173
FNMA, 6.00%, 7/1/37	7,466	8,479
FNMA, 6.00%, 8/1/37	5,454	6,197
FNMA, 5.50%, 1/1/39	10,104	11,298
FNMA, 5.50%, 3/1/39	1,192	1,331
FNMA, 4.50%, 5/1/39	1,557,842	1,679,394
FNMA, 5.00%, 8/1/39	3,528	3,849
FNMA, 4.50%, 3/1/40	1,720,477	1,856,233
FNMA, 5.00%, 8/1/40	874,044	954,182
FNMA, 3.50%, 10/1/40	2,359,615	2,458,628
FNMA, 3.50%, 12/1/40	30,286	31,558
FNMA, 4.50%, 9/1/41	14,588	15,743
FNMA, 3.50%, 5/1/42	39,461	41,123
FNMA, 3.50%, 6/1/42	23,223	24,202

FNMA, 3.50%, 9/1/42	16,819	17,527
FNMA, 3.00%, 11/1/42	24,999	25,487
FNMA, 3.00%, 5/1/43	3,036,878	3,096,132
FNMA, 3.50%, 5/1/46	6,386,182	6,591,131
FNMA, 3.50%, 10/1/47	12,454,816	12,901,826
GNMA, 3.00%, TBA	4,665,000	4,765,316
GNMA, 6.00%, 7/15/33	3,704	4,236
GNMA, 5.00%, 3/20/36	23,640	25,480
GNMA, 5.50%, 1/15/39	3,648	4,051
GNMA, 5.50%, 9/15/39	16,837	18,560
GNMA, 4.50%, 10/15/39	6,989	7,553
GNMA, 5.00%, 10/15/39	10,955	12,125
GNMA, 4.50%, 1/15/40	8,372	9,043
GNMA, 4.00%, 12/15/40	8,582	9,112
GNMA, 4.50%, 12/15/40	30,604	33,060
GNMA, 4.50%, 7/20/41	1,368,239	1,465,753
GNMA, 4.00%, 12/15/41	17,531	18,620
GNMA, 3.50%, 6/20/42	5,310,702	5,568,561
GNMA, 2.50%, 7/20/46	4,287,729	4,292,901
GNMA, 2.50%, 2/20/47	685,931	686,759
		56,171,368
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $68,544,980)		68,482,465
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
Private Sponsor Collateralized Mortgage Obligations — 2.7%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.30%, 2/25/35	503,508	513,491
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.24%, 11/25/34	420,984	417,564
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, VRN, 4.44%, 8/25/35	1,324,466	1,224,216
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	459,850	472,290
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 4.52%, 7/25/37	1,650,857	1,616,786
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.40%, 8/25/34	976,870	991,052
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.58%, 8/25/35	25,841	26,672
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	2,949	3,045
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.48%, 7/25/35	607,180	647,320
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.80%, 8/25/35	2,472	2,561
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.72%, 1/25/37	317,594	283,555
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	8,764	9,245
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.50%, 9/25/35	496,765	511,617
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.56%, 9/25/35	425,660	436,517
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.38%, 7/25/35	365,359	368,194
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.32%, 8/25/35	507,975	497,671
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.67%, 4/25/35	4,857	4,982
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	302,938	331,734
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.73%, 11/21/34	691,448	721,817
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.46%, 2/25/35	578,276	588,446
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.46%, 2/25/35	293,198	297,644
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	2,900,492	3,026,424
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.77%, (1-month LIBOR plus 1.50%), 6/25/57(1)	822,708	840,068

Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(1)	1,697,414	1,722,787
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	3,507,987	3,554,434
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.39%, 7/25/34	1,003,894	1,020,993
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.49%, 7/25/36	1,630,782	1,593,597
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.27%, 8/25/35	530,130	541,594
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.01%, 2/25/34	7,113	7,432
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	9,462	9,757
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	379,293	378,109
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	755,409	759,138
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.96%, 6/25/35	14,912	15,116
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 5.00%, 6/25/35	303,765	316,364
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 5.00%, 3/25/35	3,778	3,902
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.95%, 10/25/35	4,605,791	4,747,278
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	18,057	18,147
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	341,353	340,476
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	1,762,427	1,768,944
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	15,790	16,005
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	288,670	292,613
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	12,632	12,804
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 4.98%, 3/25/36	776,101	773,288
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 5.04%, 7/25/36	1,032,362	1,053,199
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 5.02%, 7/25/36	6,408	6,523
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.76%, 9/25/36	15,114	15,430
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.76%, 10/25/36	4,384	4,390
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.76%, 10/25/36	3,293	3,285
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.72%, 10/25/36	384,634	385,283
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.87%, 12/25/36	344,844	343,237
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 5.00%, 3/25/36	264,648	271,296
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 5.19%, 4/25/36	427,151	429,388
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 5.09%, 5/25/36	276,504	288,054
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	23,859	24,215
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	9,729	9,991
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	17,191	17,385
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	3,141	3,205
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	342,749	349,064
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	7,017	7,032
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	1,511,270	1,522,590
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.79%, 12/28/37	964,160	958,083
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	7,798	8,294
		37,425,633
U.S. Government Agency Collateralized Mortgage Obligations — 1.7%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.52%, (1-month LIBOR plus 3.25%), 5/25/25	1,500,000	1,604,029
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.62%, (1-month LIBOR plus 1.35%), 3/25/29	875,554	879,994
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.47%, (1-month LIBOR plus 1.20%), 10/25/29	497,829	501,058
FNMA, Series 2014-C02, Class 1M2, VRN, 4.87%, (1-month LIBOR plus 2.60%), 5/25/24	1,505,298	1,570,488
FNMA, Series 2014-C02, Class 2M2, VRN, 4.87%, (1-month LIBOR plus 2.60%), 5/25/24	2,256,975	2,347,333
FNMA, Series 2016-C03, Class 2M2, VRN, 8.17%, (1-month LIBOR plus 5.90%), 10/25/28	1,381,341	1,516,964
FNMA, Series 2017-C03, Class 1M2, VRN, 5.27%, (1-month LIBOR plus 3.00%), 10/25/29	4,000,000	4,185,432
FNMA, Series 2017-C06, Class 2M2, VRN, 5.07%, (1-month LIBOR plus 2.80%), 2/25/30	3,125,000	3,225,004

FNMA, Series 2017-C07, Class 1M1, VRN, 2.92%, (1-month LIBOR plus 0.65%), 5/28/30	2,857,887	2,860,037
FNMA, Series 2017-C07, Class 1M2, VRN, 4.67%, (1-month LIBOR plus 2.40%), 5/28/30	3,725,000	3,782,350
		22,472,689
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,665,874)		59,898,322
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	4,000,000	4,187,744
Commercial Mortgage Trust, Series 2014-LC17, Class C, VRN, 4.59%, 10/10/47	1,960,000	2,037,850
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	2,500,000	2,596,394
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	2,825,000	2,894,335
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	2,925,000	3,076,583
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	2,000,000	2,102,101
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	3,000,000	3,134,467
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	3,000,000	3,050,369
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	2,200,000	2,319,644
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	3,000,000	3,162,341
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	3,000,000	3,070,011
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	4,200,000	4,374,422
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $35,387,064)		36,006,261
BANK LOAN OBLIGATIONS(6) — 0.9%
Diversified Telecommunication Services — 0.3%
CenturyLink, Inc., 2017 Term Loan B, 4.98%, (1-month LIBOR plus 2.75%), 1/31/25	1,826,670	1,817,655
Zayo Group, LLC, 2017 Incremental Term Loan, 4.48%, (1-month LIBOR plus 2.25%), 1/19/24	1,900,000	1,902,698
		3,720,353
Health Care Providers and Services — 0.3%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 4.73%, (1-month LIBOR plus 2.50%), 2/16/23	1,591,851	1,595,974
HCA Inc., 2018 Term Loan B10, 4.33%, (3-month LIBOR plus 2.00%), 3/13/25	1,814,418	1,821,721
		3,417,695
Hotels, Restaurants and Leisure — 0.1%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 4.98%, (1-month LIBOR plus 2.75%), 12/22/24	379,781	377,348
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.23%, (1-month LIBOR plus 2.00%), 3/21/25	1,082,712	1,084,629
		1,461,977
Pharmaceuticals — 0.1%
Bausch Health Companies, Inc., 2018 Term Loan B, 5.38%, (1-month LIBOR plus 3.00%), 6/2/25	1,424,552	1,431,318
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC, 2017 Term Loan B, 4.24%, (1-month LIBOR plus 2.00%), 9/7/23	1,583,879	1,589,930
TOTAL BANK LOAN OBLIGATIONS (Cost $11,615,552)		11,621,273
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	365,000	526,983
Chicago GO, 7.05%, 1/1/29	400,000	445,868
Los Angeles Community College District GO, 6.75%, 8/1/49	600,000	959,460
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	195,000	274,291
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	216,354
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	225,000	345,089
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	125,000	168,970
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	323,110
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	200,000	259,924
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	405,000	502,407

San Diego County Water Authority Rev., 6.14%, 5/1/49	100,000	141,863
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	195,000	255,251
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	580,000	893,449
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	150,000	185,303
State of California GO, 4.60%, 4/1/38	110,000	123,229
State of California GO, 7.55%, 4/1/39	400,000	642,280
State of California GO, 7.30%, 10/1/39	90,000	137,054
State of Illinois GO, 5.10%, 6/1/33	200,000	206,694
University of California Rev., 4.60%, 5/15/31	400,000	459,808
TOTAL MUNICIPAL SECURITIES (Cost $6,492,828)		7,067,387
TEMPORARY CASH INVESTMENTS(7) — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $19,579,995), in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $19,192,706)		19,191,480
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 7/31/21, valued at $3,275,900), at 1.25%, dated 7/31/19, due 8/1/19 (Delivery value $3,207,111)		3,207,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	456,971	456,971
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,855,451)		22,855,451
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,324,572,253)		1,361,769,537
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,110,538)
TOTAL NET ASSETS — 100.0%		$1,360,658,999

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,000,915	USD	7,007,141	Bank of America N.A.	9/18/19	$(156,864)
AUD	9,395,845	USD	6,620,970	Bank of America N.A.	9/18/19	(185,145)
USD	9,052,073	AUD	13,061,778	Bank of America N.A.	9/18/19	105,212
USD	638,358	AUD	913,708	Bank of America N.A.	9/18/19	12,499
USD	3,725,068	AUD	5,338,762	Bank of America N.A.	9/18/19	68,202
USD	6,647,364	AUD	9,467,156	Bank of America N.A.	9/18/19	162,693
BRL	40,336,979	USD	10,024,848	Goldman Sachs & Co.	9/18/19	507,603
USD	32,427,268	CAD	43,627,355	Morgan Stanley	9/18/19	(658,939)
USD	1,064,944	CAD	1,437,413	Morgan Stanley	9/18/19	(25,165)
USD	7,022,345	CAD	9,248,358	Morgan Stanley	9/18/19	8,555
USD	6,951,816	CAD	9,084,842	Morgan Stanley	9/18/19	62,034
CHF	10,078,016	USD	10,211,273	UBS AG	9/18/19	(36,607)
CHF	6,589,521	USD	6,751,697	UBS AG	9/18/19	(98,981)
USD	997,081	CHF	995,306	UBS AG	9/18/19	(7,770)
USD	7,190,039	CHF	7,030,600	UBS AG	9/18/19	92,015
CLP	4,625,837,668	USD	6,761,932	Goldman Sachs & Co.	9/23/19	(189,380)
USD	6,808,025	CLP	4,628,435,801	Goldman Sachs & Co.	9/23/19	231,782
CNY	8,968,171	USD	1,309,348	Morgan Stanley	9/18/19	(10,912)
CNY	46,916,079	USD	6,825,150	Morgan Stanley	9/18/19	(32,513)
CNY	46,703,829	USD	6,794,272	Morgan Stanley	9/18/19	(32,366)
CNY	23,345,229	USD	3,398,141	Morgan Stanley	9/18/19	(18,156)
USD	3,342,934	CNY	23,026,128	Morgan Stanley	9/18/19	9,149
USD	1,363,451	CNY	9,388,725	Morgan Stanley	9/18/19	4,126

COP	22,560,023,874	USD	6,683,105	Goldman Sachs & Co.	9/18/19	173,023
USD	6,985,566	COP	22,560,023,874	Goldman Sachs & Co.	9/18/19	129,437
USD	6,722,013	COP	21,801,168,128	Goldman Sachs & Co.	9/18/19	96,505
CZK	153,961,522	USD	6,874,510	UBS AG	9/18/19	(239,345)
CZK	154,760,820	USD	6,836,450	UBS AG	9/18/19	(166,838)
USD	1,411,648	CZK	32,684,170	UBS AG	9/18/19	3,083
USD	6,844,343	CZK	154,140,753	UBS AG	9/18/19	201,453
USD	6,727,274	CZK	154,848,386	UBS AG	9/18/19	53,888
USD	2,525,508	DKK	16,778,266	Goldman Sachs & Co.	9/18/19	28,272
EUR	6,246,031	USD	7,031,301	JPMorgan Chase Bank N.A.	8/21/19	(106,480)
EUR	6,202,295	USD	7,005,412	JPMorgan Chase Bank N.A.	8/21/19	(129,080)
EUR	892,175	USD	1,003,303	JPMorgan Chase Bank N.A.	8/21/19	(14,170)
EUR	565,825	USD	636,519	JPMorgan Chase Bank N.A.	8/21/19	(9,202)
EUR	837,223	USD	931,096	JPMorgan Chase Bank N.A.	8/21/19	(2,887)
USD	272,100,259	EUR	241,963,682	JPMorgan Chase Bank N.A.	8/21/19	3,841,086
USD	83,233	EUR	74,008	JPMorgan Chase Bank N.A.	8/21/19	1,182
USD	6,670,897	EUR	5,934,434	JPMorgan Chase Bank N.A.	8/21/19	91,536
USD	2,962,607	EUR	2,655,142	JPMorgan Chase Bank N.A.	8/21/19	18,917
USD	68,309,032	GBP	53,905,571	Bank of America N.A.	9/18/19	2,602,746
USD	642,137	GBP	505,723	Bank of America N.A.	9/18/19	25,704
USD	1,150,776	GBP	908,362	Bank of America N.A.	9/18/19	43,560
USD	366,436	GBP	291,974	Bank of America N.A.	9/18/19	10,545
HUF	1,936,840,022	USD	6,716,743	UBS AG	9/18/19	(124,014)
USD	13,658,608	HUF	3,956,297,687	UBS AG	9/18/19	191,931
USD	6,656,718	HUF	1,882,779,435	UBS AG	9/18/19	248,003
USD	6,489,253	IDR	95,781,368,283	Goldman Sachs & Co.	9/18/19	(259,930)
ILS	25,383,182	USD	7,145,361	UBS AG	9/18/19	103,627
ILS	24,118,411	USD	6,926,697	UBS AG	9/18/19	(38,905)
ILS	23,947,402	USD	6,885,790	UBS AG	9/18/19	(46,836)
USD	13,751,987	ILS	49,526,406	UBS AG	9/18/19	(391,879)
USD	6,762,007	ILS	23,837,427	UBS AG	9/18/19	(45,541)
USD	6,794,218	ILS	23,734,240	UBS AG	9/18/19	16,138
USD	131,263,811	JPY	14,152,601,615	Bank of America N.A.	8/21/19	994,799
USD	6,706,993	JPY	721,820,000	Bank of America N.A.	8/21/19	62,930
USD	298,751	KRW	354,198,663	Goldman Sachs & Co.	9/18/19	215
KZT	2,480,561,701	USD	6,396,497	Goldman Sachs & Co.	9/18/19	(57)
KZT	1,391,855,465	USD	3,611,457	Goldman Sachs & Co.	9/18/19	(22,382)
MXN	130,167,751	USD	6,705,530	Morgan Stanley	9/18/19	34,295
MXN	128,675,478	USD	6,653,506	Morgan Stanley	9/18/19	9,053
MXN	130,778,613	USD	6,829,349	Morgan Stanley	9/18/19	(57,894)
USD	3,310,688	MXN	66,493,505	Morgan Stanley	9/18/19	(132,213)
USD	6,859,447	MXN	133,831,241	Morgan Stanley	9/18/19	(70,067)
USD	3,341,753	MXN	64,261,909	Morgan Stanley	9/18/19	14,400
MYR	27,733,769	USD	6,724,968	Goldman Sachs & Co.	9/18/19	(10,471)
MYR	20,943,516	USD	5,104,440	Goldman Sachs & Co.	9/18/19	(33,900)
USD	3,171,189	MYR	13,379,246	Goldman Sachs & Co.	9/18/19	(68,000)
USD	1,288,237	MYR	5,373,882	Goldman Sachs & Co.	9/18/19	(12,809)
NOK	49,605,530	USD	5,685,382	Goldman Sachs & Co.	9/18/19	(77,135)
NOK	25,049,971	USD	2,889,839	Goldman Sachs & Co.	9/18/19	(57,767)

NOK	61,056,558	USD	6,978,229	Goldman Sachs & Co.	9/18/19	(75,363)
USD	890,512	NOK	7,729,712	Goldman Sachs & Co.	9/18/19	16,614
USD	506,914	NOK	4,306,090	Goldman Sachs & Co.	9/18/19	20,080
USD	6,747,750	NOK	57,631,183	Goldman Sachs & Co.	9/18/19	232,147
USD	1,751,071	NOK	14,936,112	Goldman Sachs & Co.	9/18/19	62,441
USD	6,701,098	NOK	57,208,613	Goldman Sachs & Co.	9/18/19	233,269
NZD	10,562,960	USD	7,004,933	Bank of America N.A.	9/18/19	(62,463)
NZD	5,153,320	USD	3,444,788	Bank of America N.A.	9/18/19	(57,786)
USD	10,250,467	NZD	15,715,790	Bank of America N.A.	9/18/19	(78,683)
PEN	71,519,406	USD	21,386,103	Goldman Sachs & Co.	9/18/19	217,300
PEN	32,789,542	USD	9,937,429	Goldman Sachs & Co.	9/18/19	(32,905)
PEN	33,329,490	USD	10,102,601	Goldman Sachs & Co.	9/18/19	(34,978)
USD	48,820,170	PEN	164,997,527	Goldman Sachs & Co.	9/18/19	(1,019,563)
USD	1,296,351	PEN	4,396,184	Goldman Sachs & Co.	9/18/19	(31,576)
USD	6,833,330	PEN	22,534,272	Goldman Sachs & Co.	9/18/19	26,549
USD	264,563	PEN	871,233	Goldman Sachs & Co.	9/18/19	1,395
USD	500,042	PEN	1,647,487	Goldman Sachs & Co.	9/18/19	2,396
USD	7,407,788	PHP	390,983,042	Goldman Sachs & Co.	9/18/19	(253,858)
PLN	3,451,417	USD	913,171	Goldman Sachs & Co.	9/18/19	(21,662)
PLN	26,585,563	USD	7,142,433	Goldman Sachs & Co.	9/18/19	(275,316)
PLN	37,956,330	USD	10,037,507	Goldman Sachs & Co.	9/18/19	(233,292)
USD	37,791,074	PLN	145,215,981	Goldman Sachs & Co.	9/18/19	281,425
USD	6,500,574	PLN	24,409,007	Goldman Sachs & Co.	9/18/19	195,667
USD	503,197	PLN	1,903,743	Goldman Sachs & Co.	9/18/19	11,456
USD	1,132,906	RUB	74,772,903	Goldman Sachs & Co.	9/18/19	(34,003)
SEK	165,264,173	USD	17,461,387	Goldman Sachs & Co.	9/18/19	(295,563)
SEK	28,831,137	USD	3,057,126	Goldman Sachs & Co.	9/18/19	(62,464)
USD	10,586,559	SEK	98,934,571	Goldman Sachs & Co.	9/18/19	310,324
USD	3,209,151	SEK	30,556,529	Goldman Sachs & Co.	9/18/19	35,275
USD	3,456,637	SGD	4,762,071	Bank of America N.A.	9/18/19	(11,237)
USD	1,636,205	SGD	2,215,733	Bank of America N.A.	9/18/19	22,646
THB	210,150,782	USD	6,850,881	Goldman Sachs & Co.	9/18/19	(49,635)
USD	8,337,877	THB	264,581,694	Goldman Sachs & Co.	9/18/19	(224,952)
USD	6,810,911	THB	209,769,253	Goldman Sachs & Co.	9/18/19	22,012
USD	5,053,227	THB	155,108,803	Goldman Sachs & Co.	9/18/19	33,340
USD	6,916,126	THB	213,393,603	Goldman Sachs & Co.	9/18/19	9,930
USD	3,417,299	THB	105,676,564	Goldman Sachs & Co.	9/18/19	(2,780)
ZAR	50,741,072	USD	3,421,954	UBS AG	9/18/19	95,529
ZAR	94,392,387	USD	6,697,821	UBS AG	9/18/19	(154,333)
USD	3,403,751	ZAR	50,741,072	UBS AG	9/18/19	(113,732)
USD	11,855,510	ZAR	174,121,764	UBS AG	9/18/19	(214,992)
USD	6,778,558	ZAR	96,883,900	UBS AG	9/18/19	62,354
						$5,240,611

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	94	September 2019	EUR	9,400,000	$14,047,836	$75,290
Euro-Bund 10-Year Bonds	52	September 2019	EUR	5,200,000	10,077,733	269,892
Japanese 10-Year Government Bonds	11	September 2019	JPY	1,100,000,000	15,551,062	35,288
Japanese 10-Year Mini Government Bonds	369	September 2019	JPY	3,690,000,000	52,173,527	126,283
Korean Treasury 10-Year Bonds	142	September 2019	KRW	14,200,000,000	16,026,760	275,815
U.S. Treasury 10-Year Notes	26	September 2019	USD	2,600,000	3,312,969	38,129
U.S. Treasury 2-Year Notes	815	September 2019	USD	163,000,000	174,741,094	270,159
U.S. Treasury Ultra Bonds	6	September 2019	USD	600,000	1,065,375	27,045
					$286,996,356	$1,117,901

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Buy	(5.00)%	6/20/24	$106,326,000	$(7,043,312)	$(1,591,023)	$(8,634,335)

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Morgan Stanley/Republic of South Africa Government International Bond	Buy	(1.00)%	6/20/24	$20,300,000	$593,766	$57,719	$651,485

§
Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^
The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	7.75%	6/21/21	MXN	445,000,000	$532	$98,810	$99,342
MXIBTIIE	Pay	7.75%	6/21/21	MXN	949,000,000	594	206,769	207,363
MXIBTIIE	Pay	7.44%	6/29/21	MXN	694,500,000	569	(36,876)	(36,307)
MXIBTIIE	Pay	7.44%	6/29/21	MXN	694,500,000	569	(40,157)	(39,588)
MXIBTIIE	Receive	7.24%	6/25/24	MXN	307,000,000	565	(21,228)	(20,663)
MXIBTIIE	Receive	7.24%	6/25/24	MXN	307,000,000	566	(16,160)	(15,594)
MXIBTIIE	Receive	7.44%	6/17/24	MXN	420,000,000	589	(205,795)	(205,206)
MXIBTIIE	Receive	7.45%	6/17/24	MXN	200,000,000	539	(102,666)	(102,127)
						$4,523	$(117,303)	$(112,780)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

THB	-	Thai Baht
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $293,854,390, which represented 21.6% of total net assets. Of these securities, 0.7% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)	Security is a zero-coupon bond.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	The rate indicated is the yield to maturity at purchase.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $6,545,269.

(6)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(7)
Category includes collateral received at the custodian bank for collateral requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of cash deposits received was $600,000.

(8)	Perpetual maturity with no stated maturity date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	497,761,044	—
Corporate Bonds	—	383,175,233	—
U.S. Treasury Securities	—	122,683,886	—
Asset-Backed Securities	—	81,624,624	—
Collateralized Loan Obligations	—	70,593,591	—
U.S. Government Agency Mortgage-Backed Securities	—	68,482,465	—
Collateralized Mortgage Obligations	—	59,898,322	—
Commercial Mortgage-Backed Securities	—	36,006,261	—
Bank Loan Obligations	—	11,621,273	—
Municipal Securities	—	7,067,387	—
Temporary Cash Investments	456,971	22,398,480	—
	456,971	1,361,312,566	—
Other Financial Instruments
Futures Contracts	335,333	782,568	—
Swap Agreements	—	958,190	—
Forward Foreign Currency Exchange Contracts	—	12,152,347	—
	335,333	13,893,105	—

Liabilities
Other Financial Instruments
Swap Agreements	—	9,053,820	—
Forward Foreign Currency Exchange Contracts	—	6,911,736	—
	—	15,965,556	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
July 31, 2019

International Bond - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 67.4%
Australia — 2.6%
Australia Government Bond, 2.75%, 4/21/24	AUD	17,922,000	13,348,002
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,110,000	3,147,134
			16,495,136
Austria — 1.3%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,350,000	2,958,578
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,018,000	2,427,034
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,685,000	3,140,849
			8,526,461
Belgium — 0.8%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	512,000	1,000,087
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,208,000	4,343,880
			5,343,967
Canada — 8.9%
Canadian Government Bond, 2.00%, 11/1/20	CAD	37,250,000	28,330,378
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	1,009,000	790,954
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	11,071,000	8,819,052
Province of Ontario Canada, MTN, 1.65%, 6/8/20	JPY	100,000,000	932,407
Province of Quebec Canada, 3.00%, 9/1/23	CAD	9,106,000	7,206,559
Province of Quebec Canada, 3.00%, 9/1/23	CAD	953,000	755,526
Province of Quebec Canada, 5.75%, 12/1/36	CAD	7,302,000	8,155,800
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	868,677
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,220,000	1,125,168
			56,984,521
Czech Republic — 0.3%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	37,500,000	1,793,461
Denmark — 0.3%
Denmark Government Bond, 0.50%, 11/15/27	DKK	2,887,000	465,827
Denmark Government Bond, 4.50%, 11/15/39	DKK	4,500,000	1,298,352
			1,764,179
Dominican Republic — 1.2%
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	875,008
Dominican Republic International Bond, 5.95%, 1/25/27		$6,200,000	6,781,312
			7,656,320
Egypt — 0.7%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$4,400,000	4,809,671
Finland — 0.7%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	3,312,000	4,679,738
France — 1.2%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	237	295
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	157,000	272,094
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,173,000	7,572,763
			7,845,152

Germany — 6.2%
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	220,000	492,563
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	3,830,000	6,815,294
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	27,562,556	32,271,924
			39,579,781
Indonesia — 0.5%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	41,300,000,000	3,151,493
Ireland — 0.9%
Ireland Government Bond, 3.40%, 3/18/24	EUR	4,499,000	5,869,530
Italy — 4.3%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	7,255,000	8,280,443
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	7,998,000	9,377,075
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	6,175,000	9,631,158
			27,288,676
Japan — 19.7%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	729,350,000	6,977,343
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,311,150,000	29,702,239
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,818,450,000	35,808,072
Japan Government Thirty Year Bond, 0.80%, 3/20/48	JPY	155,000,000	1,611,742
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	3,140,950,000	33,958,494
Japanese Government CPI Linked Bond, 0.10%, 3/10/26	JPY	675,544,536	6,420,747
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	1,243,128,324	11,907,933
			126,386,570
Jordan — 0.2%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$1,500,000	1,599,095
Malaysia — 0.6%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	15,800,000	3,913,809
Mexico — 1.3%
Mexican Bonos, 5.75%, 3/5/26	MXN	62,500,000	2,987,998
Mexico Government International Bond, 4.125%, 1/21/26		$200,000	209,650
Mexico Government International Bond, 4.15%, 3/28/27		$1,300,000	1,354,275
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	400,000,000	3,711,521
			8,263,444
Netherlands — 1.5%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	6,728,000	8,000,980
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	735,000	1,388,770
			9,389,750
Norway — 2.4%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	6,400,000	742,949
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	22,200,000	2,588,407
Norway Government Bond, 1.75%, 9/6/29(1)	NOK	102,000,000	11,941,030
			15,272,386
Poland — 0.5%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	10,430,000	2,932,372
Russia — 0.2%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	70,300,000	1,102,566
Singapore — 0.7%
Singapore Government Bond, 3.125%, 9/1/22	SGD	5,825,000	4,422,697

South Africa — 1.0%
Republic of South Africa Government Bond, 8.25%, 3/31/32	ZAR	88,000,000	5,632,362
Republic of South Africa Government International Bond, 5.875%, 6/22/30		$800,000	852,694
			6,485,056
Spain — 2.9%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,090,000	2,784,383
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,192,000	5,124,889
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	3,123,000	5,039,360
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	354,000	738,734
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	3,245,000	4,848,989
			18,536,355
Switzerland — 0.9%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	2,908,000	3,359,926
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,465,000	2,201,896
			5,561,822
Thailand — 1.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	50,000,000	1,741,545
Thailand Government Bond, 3.85%, 12/12/25	THB	152,200,000	5,571,653
			7,313,198
United Kingdom — 4.5%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	2,113,000	2,758,812
United Kingdom Gilt, 1.625%, 10/22/28	GBP	2,115,000	2,812,538
United Kingdom Gilt, 4.50%, 12/7/42	GBP	6,902,000	13,937,381
United Kingdom Gilt, 4.25%, 12/7/49	GBP	1,672,000	3,544,491
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,603,000	5,914,846
			28,968,068
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $402,697,157)			431,935,274
CORPORATE BONDS — 18.8%
Brazil — 0.2%
Globo Comunicacao e Participacoes SA, 4.84%, 6/8/25		$1,300,000	1,349,413
Canada†
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		240,000	240,840
Cayman Islands — 0.5%
Braskem Finance Ltd., 5.75%, 4/15/21(1)		800,000	838,008
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)		2,370,000	2,361,777
			3,199,785
France — 2.1%
AXA SA, MTN, VRN, 6.69%, 7/6/26	GBP	1,200,000	1,732,105
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	600,000	761,755
BNP Paribas Cardif SA, VRN, 4.03%, 11/25/25	EUR	1,200,000	1,496,299
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	1,200,000	1,489,429
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	2,000,000	2,457,492
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,272,137
TOTAL SA, MTN, VRN, 2.625%, 2/26/25	EUR	2,500,000	2,992,798
			13,202,015
Germany — 1.3%
Allianz SE, VRN, 3.375%, 9/18/24	EUR	1,000,000	1,226,639
Bayer AG, VRN, 3.75%, 7/1/74	EUR	800,000	925,846
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,165,000	4,141,224

Kreditanstalt fuer Wiederaufbau, MTN, 0.01%, 5/5/27	EUR	1,000,000	1,138,716
RWE AG, VRN, 3.50%, 4/21/75	EUR	700,000	830,918
			8,263,343
Ireland — 0.1%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		$850,000	879,750
Italy — 1.0%
Assicurazioni Generali SpA, MTN, VRN, 4.60%, 11/21/25	EUR	2,000,000	2,360,490
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	800,000	978,547
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	1,500,000	1,756,690
UniCredit SpA, MTN, VRN, 5.75%, 10/28/25	EUR	500,000	587,761
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		$640,000	647,404
			6,330,892
Luxembourg — 2.2%
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	5,605,000	6,955,219
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	3,600,000	4,191,197
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,830,000	2,875,379
			14,021,795
Netherlands — 1.1%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)		$520,000	546,000
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,150,000	1,414,268
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	600,000	744,379
ING Groep NV, MTN, VRN, 1.625%, 9/26/29	EUR	700,000	809,555
Koninklijke KPN NV, MTN, 5.75%, 9/17/29	GBP	500,000	738,425
Sensata Technologies BV, 5.00%, 10/1/25(1)		$680,000	719,086
Telefonica Europe BV, VRN, 3.00%, 9/4/23	EUR	1,200,000	1,362,016
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21		$360,000	339,192
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		800,000	625,910
			7,298,831
Norway — 0.3%
Equinor ASA, MTN, 0.875%, 2/17/23	EUR	1,700,000	1,955,765
Spain — 0.5%
Abanca Corp. Bancaria SA, VRN, 6.125%, 1/18/29	EUR	600,000	711,093
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	800,000	938,818
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	800,000	924,994
Liberbank SA, VRN, 6.875%, 3/14/27	EUR	500,000	602,374
			3,177,279
Switzerland — 0.6%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	2,900,000	3,572,381
United Kingdom — 3.3%
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	1,200,000	1,333,717
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	1,600,000	1,731,836
Centrica plc, VRN, 5.25%, 4/10/75	GBP	1,500,000	1,915,277
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	2,640,000	3,416,643
HSBC Holdings plc, 0.84%, 9/26/23	JPY	400,000,000	3,750,087
HSBC Holdings plc, 2.625%, 8/16/28	GBP	1,000,000	1,270,516
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	1,500,000	2,352,936
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	400,000	443,577
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	1,940,000	2,527,284
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)		$500,000	531,875

Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	400,000	483,677
Tesco plc, MTN, 5.00%, 3/24/23	GBP	1,000,000	1,365,019
			21,122,444
United States — 5.6%
Ally Financial, Inc., 4.625%, 3/30/25		$1,000,000	1,070,950
AMC Networks, Inc., 4.75%, 8/1/25		1,340,000	1,368,475
Antero Resources Corp., 5.125%, 12/1/22		700,000	672,000
Antero Resources Corp., 5.00%, 3/1/25		500,000	449,910
Ball Corp., 4.00%, 11/15/23		380,000	393,300
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	700,000	893,380
Berry Global, Inc., 4.875%, 7/15/26(1)		$630,000	656,775
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		120,000	123,600
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		670,000	692,613
CIT Group, Inc., 5.00%, 8/15/22		860,000	911,600
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		130,000	134,550
CSC Holdings LLC, 5.50%, 4/15/27(1)		1,040,000	1,092,000
DaVita, Inc., 5.125%, 7/15/24		1,000,000	1,006,250
Diamondback Energy, Inc., 5.375%, 5/31/25		710,000	747,275
EnLink Midstream LLC, 5.375%, 6/1/29		650,000	671,743
EnLink Midstream Partners LP, 4.85%, 7/15/26		700,000	713,125
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,127,288
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	800,000	1,108,621
HCA, Inc., 5.00%, 3/15/24		$250,000	271,615
International Business Machines Corp., 1.75%, 3/7/28	EUR	1,000,000	1,253,720
IQVIA, Inc., 5.00%, 5/15/27(1)		$500,000	522,440
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		980,000	1,029,000
Lennar Corp., 4.75%, 4/1/21		780,000	799,500
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29		910,000	922,512
Newfield Exploration Co., 5.75%, 1/30/22		1,360,000	1,452,812
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		1,410,000	1,421,929
Post Holdings, Inc., 5.00%, 8/15/26(1)		650,000	666,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		1,010,000	1,030,200
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)		1,350,000	1,405,687
Spectrum Brands, Inc., 5.75%, 7/15/25		380,000	395,561
Steel Dynamics, Inc., 5.00%, 12/15/26		880,000	921,800
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26		900,000	933,750
T-Mobile USA, Inc., 4.75%, 2/1/28		810,000	835,313
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28		910,000	924,787
Tenet Healthcare Corp., 4.375%, 10/1/21		400,000	409,500
Tenet Healthcare Corp., 5.125%, 5/1/25		900,000	899,064
United Rentals North America, Inc., 4.625%, 10/15/25		360,000	366,300
Universal Health Services, Inc., 4.75%, 8/1/22(1)		940,000	954,100
Walmart, Inc., 0.18%, 7/15/22	JPY	450,000,000	4,159,027
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		$762,000	765,695
			36,174,017
TOTAL CORPORATE BONDS (Cost $122,898,036)			120,788,550
ASSET-BACKED SECURITIES — 3.6%
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		1,453,788	1,512,549
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.01%, (1-month LIBOR plus 0.70%), 3/17/37(1)		3,803,794	3,761,540

Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.41%, (1-month LIBOR plus 1.08%), 6/17/37(1)	2,550,000	2,540,324
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.61%, (1-month LIBOR plus 1.28%), 6/17/37(1)	2,775,000	2,772,095
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.46%, (1-month LIBOR plus 1.15%), 7/17/37(1)	2,700,000	2,700,088
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	1,592,669	1,588,429
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	2,814,694	2,816,764
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(1)	1,825,000	1,826,640
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(1)	1,381,589	1,385,372
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	1,960,428	1,952,130
TOTAL ASSET-BACKED SECURITIES (Cost $22,869,201)		22,855,931
COLLATERALIZED LOAN OBLIGATIONS — 3.2%
Cayman Islands — 3.2%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 3.50%, (3-month LIBOR plus 1.20%), 1/15/29(1)(2)	3,000,000	3,000,000
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 4.02%, (3-month LIBOR plus 1.50%), 5/15/31(1)	3,000,000	2,960,137
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.83%, (3-month LIBOR plus 1.55%), 4/20/30(1)	1,800,000	1,783,748
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 3.49%, (3-month LIBOR plus 1.30%), 10/20/32(1)(2)	2,500,000	2,500,000
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.40%, (3-month LIBOR plus 1.12%), 7/20/31(1)	500,000	498,961
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.43%, (3-month LIBOR plus 1.15%), 7/20/31(1)	750,000	746,042
KKR CLO Ltd., Series 2022A, Class B, VRN, 3.88%, (3-month LIBOR plus 1.60%), 7/20/31(1)	750,000	741,638
LCM XIV LP, Series 2014A, Class BR, VRN, 3.86%, (3-month LIBOR plus 1.58%), 7/20/31(1)	2,375,000	2,353,776
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.28%, (3-month LIBOR plus 0.98%), 4/15/31(1)	2,300,000	2,283,416
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.80%, (3-month LIBOR plus 1.50%), 4/15/31(1)	1,750,000	1,724,804
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.05%, (3-month LIBOR plus 1.75%), 4/18/31(1)	1,750,000	1,743,651
		20,336,173
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $20,470,318)		20,336,173
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Private Sponsor Collateralized Mortgage Obligations — 0.6%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 12/25/45(1)	2,448,578	2,495,581
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(1)	1,338,503	1,356,698
		3,852,279
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.47%, (1-month LIBOR plus 1.20%), 10/25/29	2,844,735	2,863,186
FHLMC, Series 2017-HQA2, Class M1, VRN, 3.07%, (1-month LIBOR plus 0.80%), 12/25/29	1,968,914	1,971,705
		4,834,891
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,721,203)		8,687,170
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	2,000,000	2,052,166
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	2,000,000	2,087,583
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	2,300,000	2,395,517
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,396,567)		6,535,266
U.S. TREASURY SECURITIES — 0.9%
U.S. Treasury Bills, 2.12%, 10/3/19(3)(4)	3,000,000	2,989,442
U.S. Treasury Notes, 2.25%, 3/31/20(3)	2,800,000	2,802,406
TOTAL U.S. TREASURY SECURITIES (Cost $5,786,558)		5,791,848

BANK LOAN OBLIGATIONS(5) — 0.8%

Acadia Healthcare Company, Inc., 2018 Term Loan B4, 4.73%, (1-month LIBOR plus 2.50%), 2/16/23	795,926	797,987
Bausch Health Companies, Inc., 2018 Term Loan B, 5.38%, (1-month LIBOR plus 3.00%), 6/2/25	762,307	765,928
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 4.98%, (1-month LIBOR plus 2.75%), 12/22/24	185,291	184,104
CenturyLink, Inc., 2017 Term Loan B, 4.98%, (1-month LIBOR plus 2.75%), 1/31/25	585,158	582,271
Dell International LLC, 2017 Term Loan B, 4.24%, (1-month LIBOR plus 2.00%), 9/7/23	593,955	596,223
HCA Inc., 2018 Term Loan B10, 4.33%, (3-month LIBOR plus 2.00%), 3/13/25	1,058,075	1,062,334
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.23%, (1-month LIBOR plus 2.00%), 3/21/25	498,508	499,390
Zayo Group, LLC, 2017 Incremental Term Loan, 4.48%, (1-month LIBOR plus 2.25%), 1/19/24	810,000	811,150
TOTAL BANK LOAN OBLIGATIONS (Cost $5,299,677)		5,299,387
TEMPORARY CASH INVESTMENTS(6) — 3.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $18,979,818), in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $18,604,401)		18,603,212
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 7/31/21, valued at $3,171,031), at 1.25%, dated 7/31/19, due 8/1/19 (Delivery value $3,108,108)		3,108,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	368,188	368,188
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,079,400)		22,079,400
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $617,218,117)		644,308,999
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,961,130)
TOTAL NET ASSETS — 100.0%		$641,347,869

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,507,356	USD	3,123,688	Bank of America N.A.	9/18/19	$(36,307)
AUD	2,442,696	USD	1,705,564	Bank of America N.A.	9/18/19	(32,402)
AUD	4,547,261	USD	3,186,038	Bank of America N.A.	9/18/19	(71,324)
AUD	4,412,822	USD	3,109,583	Bank of America N.A.	9/18/19	(86,954)
USD	173,640	AUD	252,395	Bank of America N.A.	9/18/19	759
USD	1,877,944	AUD	2,691,467	Bank of America N.A.	9/18/19	34,383
USD	113,728	AUD	162,857	Bank of America N.A.	9/18/19	2,177
USD	3,131,226	AUD	4,459,483	Bank of America N.A.	9/18/19	76,636
BRL	18,679,476	USD	4,642,363	Goldman Sachs & Co.	9/18/19	235,064
USD	17,193,103	CAD	23,131,446	Morgan Stanley	9/18/19	(349,373)
USD	672,837	CAD	897,715	Morgan Stanley	9/18/19	(7,974)
USD	3,257,524	CAD	4,290,127	Morgan Stanley	9/18/19	3,969
USD	1,003,309	CAD	1,309,275	Morgan Stanley	9/18/19	10,378
USD	3,276,968	CAD	4,282,440	Morgan Stanley	9/18/19	29,242
CHF	3,722,285	USD	3,728,922	UBS AG	9/18/19	29,060
CHF	730,785	USD	754,842	UBS AG	9/18/19	(17,048)
CHF	4,804,021	USD	4,867,542	UBS AG	9/18/19	(17,450)
CHF	3,144,551	USD	3,221,942	UBS AG	9/18/19	(47,234)
USD	3,477,401	CHF	3,400,290	UBS AG	9/18/19	44,502
CLP	472,193,634	USD	695,271	Goldman Sachs & Co.	9/23/19	(24,362)
CLP	2,224,113,237	USD	3,251,152	Goldman Sachs & Co.	9/23/19	(91,055)
USD	3,184,339	CLP	2,164,872,613	Goldman Sachs & Co.	9/23/19	108,412
CNY	49,122,883	USD	7,085,985	Morgan Stanley	9/18/19	26,158

CNY	25,795,538	USD	3,723,106	Morgan Stanley	9/18/19	$11,642
CNY	25,311,153	USD	3,686,985	Morgan Stanley	9/18/19	(22,368)
CNY	22,192,927	USD	3,228,532	Morgan Stanley	9/18/19	(15,380)
CNY	22,158,161	USD	3,223,474	Morgan Stanley	9/18/19	(15,356)
CNY	10,870,565	USD	1,582,324	Morgan Stanley	9/18/19	(8,454)
CNY	25,016,892	USD	3,633,008	Morgan Stanley	9/18/19	(10,995)
USD	1,633,019	CNY	11,248,238	Morgan Stanley	9/18/19	4,469
COP	10,484,099,405	USD	3,105,774	Goldman Sachs & Co.	9/18/19	80,407
USD	3,246,334	COP	10,484,099,405	Goldman Sachs & Co.	9/18/19	60,152
USD	3,193,499	COP	10,357,314,492	Goldman Sachs & Co.	9/18/19	45,848
CZK	74,340,758	USD	3,319,377	UBS AG	9/18/19	(115,568)
CZK	73,773,768	USD	3,258,904	UBS AG	9/18/19	(79,531)
USD	768,212	CZK	17,786,574	UBS AG	9/18/19	1,678
USD	3,284,798	CZK	73,976,597	UBS AG	9/18/19	96,683
USD	3,214,163	CZK	73,983,599	UBS AG	9/18/19	25,747
DKK	7,412,969	USD	1,115,819	Goldman Sachs & Co.	9/18/19	(12,491)
EUR	3,094,505	USD	3,483,555	JPMorgan Chase Bank N.A.	8/21/19	(52,754)
EUR	87,619,380	USD	98,532,374	JPMorgan Chase Bank N.A.	8/21/19	(1,390,926)
EUR	3,142,733	USD	3,549,676	JPMorgan Chase Bank N.A.	8/21/19	(65,405)
EUR	513,001	USD	576,899	JPMorgan Chase Bank N.A.	8/21/19	(8,148)
EUR	217,625	USD	244,815	JPMorgan Chase Bank N.A.	8/21/19	(3,539)
EUR	687,566	USD	773,268	JPMorgan Chase Bank N.A.	8/21/19	(10,980)
EUR	2,392,709	USD	2,691,606	JPMorgan Chase Bank N.A.	8/21/19	(38,869)
USD	209,050	EUR	185,666	JPMorgan Chase Bank N.A.	8/21/19	3,206
USD	3,343,562	EUR	2,974,435	JPMorgan Chase Bank N.A.	8/21/19	45,880
USD	2,574,587	EUR	2,307,391	JPMorgan Chase Bank N.A.	8/21/19	16,439
GBP	592,351	USD	755,064	Bank of America N.A.	9/18/19	(33,038)
USD	1,809,825	GBP	1,428,210	Bank of America N.A.	9/18/19	68,959
USD	524,448	GBP	411,536	Bank of America N.A.	9/18/19	22,821
USD	352,090	GBP	277,337	Bank of America N.A.	9/18/19	14,040
USD	1,088,250	GBP	889,171	Bank of America N.A.	9/18/19	4,427
HKD	1,526,317	USD	194,800	Bank of America N.A.	9/18/19	253
HUF	924,461,553	USD	3,205,929	UBS AG	9/18/19	(59,192)
USD	5,549,374	HUF	1,607,409,486	UBS AG	9/18/19	77,980
USD	6,632,247	HUF	1,875,858,106	UBS AG	9/18/19	247,092
IDR	49,304,077,014	USD	3,340,385	Goldman Sachs & Co.	9/18/19	133,800
USD	3,091,814	IDR	43,563,660,977	Goldman Sachs & Co.	9/18/19	22,124
ILS	11,557,237	USD	3,253,360	UBS AG	9/18/19	47,182
ILS	11,593,668	USD	3,329,648	UBS AG	9/18/19	(18,701)
ILS	11,318,284	USD	3,254,438	UBS AG	9/18/19	(22,136)
USD	3,215,062	ILS	11,333,736	UBS AG	9/18/19	(21,653)
USD	3,224,235	ILS	11,263,221	UBS AG	9/18/19	7,658
USD	5,051,969	ILS	18,194,161	UBS AG	9/18/19	(143,962)
INR	223,811,550	USD	3,167,219	Goldman Sachs & Co.	9/18/19	53,380
JPY	4,908,226,089	USD	45,523,253	Bank of America N.A.	8/21/19	(345,004)
USD	3,302,805	JPY	355,454,507	Bank of America N.A.	8/21/19	30,989
USD	446,350	JPY	48,430,740	Bank of America N.A.	8/21/19	565
KRW	16,452,317,975	USD	13,876,786	Goldman Sachs & Co.	9/18/19	(10,002)
KRW	780,626,488	USD	666,547	Goldman Sachs & Co.	9/18/19	(8,598)

USD	1,225,391	KRW	1,441,819,907	Goldman Sachs & Co.	9/18/19	$10,158
KZT	1,174,785,391	USD	3,029,359	Goldman Sachs & Co.	9/18/19	(27)
KZT	685,770,115	USD	1,779,372	Goldman Sachs & Co.	9/18/19	(11,028)
MXN	162,904,876	USD	8,380,527	Morgan Stanley	9/18/19	54,361
MXN	5,742,117	USD	287,232	Morgan Stanley	9/18/19	10,083
MXN	60,199,305	USD	3,101,139	Morgan Stanley	9/18/19	15,861
MXN	62,792,876	USD	3,246,872	Morgan Stanley	9/18/19	4,418
MXN	2,923,229	USD	152,125	Morgan Stanley	9/18/19	(766)
MXN	60,616,728	USD	3,165,447	Morgan Stanley	9/18/19	(26,834)
USD	1,590,806	MXN	31,950,553	Morgan Stanley	9/18/19	(63,529)
USD	407,178	MXN	7,859,626	Morgan Stanley	9/18/19	223
USD	3,497,640	MXN	68,240,710	Morgan Stanley	9/18/19	(35,727)
USD	1,633,585	MXN	31,413,831	Morgan Stanley	9/18/19	7,039
MYR	1,901,281	USD	450,647	Goldman Sachs & Co.	9/18/19	9,663
MYR	13,220,095	USD	3,205,649	Goldman Sachs & Co.	9/18/19	(4,991)
MYR	9,911,902	USD	2,415,181	Goldman Sachs & Co.	9/18/19	(15,455)
USD	918,915	MYR	3,833,255	Goldman Sachs & Co.	9/18/19	(9,137)
NOK	33,969,523	USD	3,893,310	Goldman Sachs & Co.	9/18/19	(52,821)
NOK	28,029,274	USD	3,203,500	Goldman Sachs & Co.	9/18/19	(34,597)
USD	271,209	NOK	2,303,848	Goldman Sachs & Co.	9/18/19	10,743
USD	4,832,389	NOK	41,235,233	Goldman Sachs & Co.	9/18/19	170,462
USD	3,298,918	NOK	28,175,397	Goldman Sachs & Co.	9/18/19	113,495
USD	422,672	NOK	3,605,268	Goldman Sachs & Co.	9/18/19	15,072
USD	3,244,023	NOK	27,694,872	Goldman Sachs & Co.	9/18/19	112,926
NZD	4,770,523	USD	3,163,620	Bank of America N.A.	9/18/19	(28,210)
NZD	2,459,302	USD	1,643,945	Bank of America N.A.	9/18/19	(27,577)
USD	3,539,663	NZD	5,426,934	Bank of America N.A.	9/18/19	(27,171)
PEN	31,760,581	USD	9,497,213	Goldman Sachs & Co.	9/18/19	96,499
PEN	2,634,987	USD	788,446	Goldman Sachs & Co.	9/18/19	7,487
PEN	15,703,262	USD	4,759,141	Goldman Sachs & Co.	9/18/19	(15,759)
PEN	16,035,405	USD	4,860,539	Goldman Sachs & Co.	9/18/19	(16,829)
USD	602,665	PEN	2,043,757	Goldman Sachs & Co.	9/18/19	(14,680)
USD	348,720	PEN	1,172,049	Goldman Sachs & Co.	9/18/19	(5,313)
USD	4,808,055	PEN	15,890,621	Goldman Sachs & Co.	9/18/19	8,078
USD	162,361	PEN	534,670	Goldman Sachs & Co.	9/18/19	856
USD	9,630,604	PEN	31,755,954	Goldman Sachs & Co.	9/18/19	38,289
USD	316,093	PEN	1,042,095	Goldman Sachs & Co.	9/18/19	1,314
USD	23,014,759	PEN	77,782,981	Goldman Sachs & Co.	9/18/19	(480,641)
USD	1,386,371	PHP	71,509,015	Goldman Sachs & Co.	9/18/19	(14,909)
USD	3,431,084	PHP	181,092,623	Goldman Sachs & Co.	9/18/19	(117,580)
PLN	12,139,582	USD	3,261,400	Goldman Sachs & Co.	9/18/19	(125,715)
PLN	18,148,498	USD	4,799,349	Goldman Sachs & Co.	9/18/19	(111,547)
USD	150,336	PLN	570,529	Goldman Sachs & Co.	9/18/19	2,967
USD	16,388,580	PLN	62,974,759	Goldman Sachs & Co.	9/18/19	122,043
USD	3,167,771	PLN	11,894,665	Goldman Sachs & Co.	9/18/19	95,350
RUB	253,801,771	USD	3,845,423	Goldman Sachs & Co.	9/18/19	115,416
USD	3,200,960	RUB	203,180,944	Goldman Sachs & Co.	9/18/19	30,111
SEK	126,830,505	USD	13,400,585	Goldman Sachs & Co.	9/18/19	(226,827)
SEK	15,525,517	USD	1,646,257	Goldman Sachs & Co.	9/18/19	(33,637)

SEK	30,347,849	USD	3,285,748	Goldman Sachs & Co.	9/18/19	$(133,548)
USD	556,851	SEK	5,137,618	Goldman Sachs & Co.	9/18/19	23,212
USD	4,858,012	SEK	45,399,582	Goldman Sachs & Co.	9/18/19	142,403
USD	1,549,219	SEK	14,751,173	Goldman Sachs & Co.	9/18/19	17,029
USD	1,246,633	SGD	1,688,177	Bank of America N.A.	9/18/19	17,254
USD	860,233	SGD	1,185,109	Bank of America N.A.	9/18/19	(2,797)
THB	100,864,090	USD	3,288,153	Goldman Sachs & Co.	9/18/19	(23,823)
USD	3,246,371	THB	99,984,984	Goldman Sachs & Co.	9/18/19	10,492
USD	2,417,638	THB	74,245,655	Goldman Sachs & Co.	9/18/19	14,777
USD	3,285,864	THB	101,383,703	Goldman Sachs & Co.	9/18/19	4,718
USD	1,591,133	THB	49,204,200	Goldman Sachs & Co.	9/18/19	(1,294)
USD	3,266,991	THB	103,669,782	Goldman Sachs & Co.	9/18/19	(88,142)
ZAR	23,540,543	USD	1,587,563	UBS AG	9/18/19	44,319
ZAR	136,975,890	USD	9,719,427	UBS AG	9/18/19	(223,958)
USD	1,579,118	ZAR	23,540,543	UBS AG	9/18/19	(52,764)
USD	5,670,027	ZAR	83,275,626	UBS AG	9/18/19	(102,822)
USD	9,666,997	ZAR	138,167,483	UBS AG	9/18/19	88,924
						$(2,284,785)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	225	September 2019	EUR	22,500,000	$33,625,139	$146,342
Euro-Bund 10-Year Bonds	44	September 2019	EUR	4,400,000	8,527,313	228,370
Euro-OAT 10-Year Bonds	63	September 2019	EUR	6,300,000	11,662,792	399,515
Japanese 10-Year Government Bonds	13	September 2019	JPY	1,300,000,000	18,378,527	41,704
Japanese 10-Year Mini Government Bonds	83	September 2019	JPY	830,000,000	11,735,509	28,405
Korean Treasury 10-Year Bonds	119	September 2019	KRW	11,900,000,000	13,430,877	231,140
U.S. Treasury 2-Year Notes	439	September 2019	USD	87,800,000	94,124,344	(56,765)
					$191,484,501	$1,018,711

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	189	September 2019	USD	18,900,000	$26,052,469	$(396,144)
U.S. Treasury 5-Year Notes	359	September 2019	USD	35,900,000	42,202,133	(337,371)
					$68,254,602	$(733,515)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Buy	(5.00)%	06/20/24	$40,689,000	$(2,712,951)	$(591,250)	$(3,304,201)

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Morgan Stanley/Republic of South Africa Government International Bond	Buy	(1.00)%	06/20/24	$9,700,000	$283,721	$27,580	$311,301

§
Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^
The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	7.75%	6/21/21	MXN	215,000,000	$503	$47,493	$47,996
MXIBTIIE	Pay	7.75%	6/21/21	MXN	455,000,000	533	98,888	99,421
MXIBTIIE	Pay	7.44%	6/29/21	MXN	333,000,000	524	(17,932)	(17,408)
MXIBTIIE	Pay	7.44%	6/29/21	MXN	333,000,000	524	(19,505)	(18,981)
MXIBTIIE	Receive	7.44%	6/17/24	MXN	201,000,000	539	(98,745)	(98,206)
MXIBTIIE	Receive	7.45%	6/17/24	MXN	96,000,000	515	(49,536)	(49,021)
MXIBTIIE	Receive	7.24%	6/25/24	MXN	147,000,000	528	(10,423)	(9,895)
MXIBTIIE	Receive	7.24%	6/25/24	MXN	147,000,000	528	(7,995)	(7,467)
						$4,194	$(57,755)	$(53,561)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $144,885,167, which represented 22.6% of total net assets. Of these securities, 0.7% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,061,778.

(4)	The rate indicated is the yield to maturity at purchase.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(6)
Category includes collateral received at the custodian bank for collateral requirements on forward foreign currency exchange contracts and/or swap agreements. At the period end, the aggregate value of cash deposits received was $710,000.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, bank loan obligations, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	431,935,274	—
Corporate Bonds	—	120,788,550	—
Asset-Backed Securities	—	22,855,931	—
Collateralized Loan Obligations	—	20,336,173	—
Collateralized Mortgage Obligations	—	8,687,170	—
Commercial Mortgage-Backed Securities	—	6,535,266	—
U.S. Treasury Securities	—	5,791,848	—
Bank Loan Obligations	—	5,299,387	—
Temporary Cash Investments	368,188	21,711,212	—
	368,188	643,940,811	—
Other Financial Instruments
Futures Contracts	—	1,075,476	—
Swap Agreements	—	458,718	—
Forward Foreign Currency Exchange Contracts	—	3,140,203	—
	—	4,674,397	—

Liabilities
Other Financial Instruments
Futures Contracts	790,280	—	—
Swap Agreements	—	3,505,179	—
Forward Foreign Currency Exchange Contracts	—	5,424,988	—
	790,280	8,930,167	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.